United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-Q

Quarterly Schedule of Portfolio Holdings of Registered Management Investment Companies

811-6165

(Investment Company Act File Number)

Federated Municipal Securities Income Trust

___________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds

4000 Ericsson Drive

Warrendale, PA 15086-7561

(Address of Principal Executive Offices)

(412) 288-1900

(Registrant's Telephone Number)

John W. McGonigle, Esquire

Federated Investors Tower

1001 Liberty Avenue

Pittsburgh, Pennsylvania 15222-3779

(Name and Address of Agent for Service)

(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 08/31/16

Date of Reporting Period: Quarter ended 11/30/15

Item 1. Schedule of Investments

Federated Municipal High Yield Advantage Fund
Portfolio of Investments
November 30, 2015 (unaudited)
Principal Amount			Value
		MUNICIPAL BONDS—96.1%
		Alabama—1.7%
$2,000,000		Alabama State Port Authority, Docks Facilities Revenue Bonds (Series 2010), 6.00% (Original Issue Yield: 6.25%), 10/1/2040	$2,327,320
1,500,000		Huntsville, AL Special Care Facilities Financing Authority, Retirement Facilities Revenue Bonds (Series 2007), 5.50% (Redstone Village)/(Original Issue Yield: 5.60%), 1/1/2043	1,503,360
500,000		Huntsville, AL Special Care Facilities Financing Authority, Retirement Facilities Revenue Bonds (Series 2011A), 7.50% (Redstone Village)/(Original Issue Yield: 7.625%), 1/1/2047	554,295
2,000,000		Jefferson County, AL Sewer System, Senior Lien Sewer Revenue Current Interest Warrants (Series 2013-A), 5.50% (AGM INS)/(Original Issue Yield: 5.65%), 10/1/2053	2,225,020
2,000,000		Jefferson County, AL Sewer System, Senior Lien Sewer Revenue Current Interest Warrants (Series 2013A), 5.25% (AGM INS), 10/1/2048	2,200,240
835,000		Selma, AL IDB, Gulf Opportunity Zone Bonds (Series 2010A), 5.80% (International Paper Co.), 5/1/2034	930,048
		TOTAL	9,740,283
		Alaska—0.4%
1,000,000	[1,2]	Alaska Industrial Development and Export Authority, Community Provider Revenue Bonds (Series 2007C), 6.00% (Boys & Girls Home & Family Services, Inc.), 12/1/2036	275,010
2,000,000	[3,4]	Koyukuk, AK, Revenue Bonds (Series 2011), 7.75% (Tanana Chiefs Conference Health Care)/(Original Issue Yield: 8.125%), 10/1/2041	2,284,140
		TOTAL	2,559,150
		Arizona—3.3%
4,000,000		Maricopa County, AZ Pollution Control Corp., PCR Refunding Bonds (Series 2003A), 6.25% (Public Service Co., NM), 1/1/2038	4,441,120
1,500,000		Maricopa County, AZ Pollution Control Corp., PCR Refunding Bonds (Series 2009A), 7.25% (El Paso Electric Co.), 2/1/2040	1,746,525
1,500,000	[3,4]	Phoenix, AZ IDA, Education Facility Revenue Bonds (Series 2014A), 5.00% (Great Heart Academies), 7/1/2044	1,517,685
1,385,000		Pima County, AZ IDA, PCRBs (Series 2009A), 4.95% (Tucson Electric Power Co.), 10/1/2020	1,569,884
3,570,000		Salt River Project, AZ Agricultural Improvement & Power District, Revenue Refunding Bonds (Series 2015A), 5.00%, 12/1/2041	4,134,167
4,955,000		Salt Verde Financial Corp., AZ, Senior Gas Revenue Bonds (Series 2007), 5.00% (Citigroup, Inc. GTD), 12/1/2037	5,535,875
430,000	[3,4]	Verrado Community Facilities District No. 1, AZ, District GO Refunding Bonds (Series 2013A), 6.00%, 7/15/2027	479,140
		TOTAL	19,424,396
		California—7.9%
2,000,000		California PCFA, Solid Waste Disposal Revenue Refunding Bonds (Series 2015A-3), 4.30% (Waste Management, Inc.), 7/1/2040	2,044,120
750,000	[3,4]	California School Finance Authority, School Facility Revenue Bonds (Series 2014A), 5.125% (KIPP LA), 7/1/2044	796,215
565,000	[3,4]	California School Finance Authority, School Facility Revenue Bonds (Series 2015A), 5.00% (KIPP LA), 7/1/2045	597,149
2,750,000		California State, Various Purpose UT GO Bonds, 5.00%, 8/1/2035	3,171,547
2,500,000		California State, Various Purpose UT GO Bonds, 5.25%, 10/1/2029	2,887,600
2,500,000		California State, Various Purpose UT GO Bonds, 6.00% (Original Issue Yield: 6.10%), 4/1/2038	2,912,675
1,085,000	[3,4]	California Statewide CDA MFH, Revenue Bonds (Series 1999X), 6.65% (Magnolia City Lights Project), 7/1/2039	1,086,063
2,000,000		Chula Vista, CA, COPs, 5.50% (Original Issue Yield: 5.88%), 3/1/2033	2,276,840
500,000		Corona-Norco USD Community Facilities District No. 98-1, CA, 2013 Special Tax Refunding Bonds, 5.00%, 9/1/2032	555,895
3,000,000		Foothill/Eastern Transportation Corridor Agency, CA, Toll Road Revenue Refunding Bonds (Series 2013A), 6.00% (Original Issue Yield: 6.40%), 1/15/2053	3,491,700
500,000		Golden State Tobacco Securitization Corp., CA, Enhanced Tobacco Settlement Asset-Backed Bonds (Series 2013A), 5.00% (California State), 6/1/2029	576,140
2,000,000		Golden State Tobacco Securitization Corp., CA, Enhanced Tobacco Settlement Asset-Backed Bonds (Series 2015A), 5.00% (California State), 6/1/2045	2,240,740
530,000		Golden State Tobacco Securitization Corp., CA, Tobacco Settlement Asset-Backed Bonds (Series 2007A-1), 5.75%, 6/1/2047	487,648
6,000,000		Golden State Tobacco Securitization Corp., CA, Tobacco Settlement Asset-Backed Revenue Bonds (Series 2007A-1), 5.125% (Original Issue Yield: 5.27%), 6/1/2047	5,075,400
1,000,000		Irvine, CA Community Facilities District No. 2013-3, Special Tax Bonds (Series 2014), 5.00% (Improvement Area No. 1 (Great Park), 9/1/2049	1,067,840
95,000		Irvine, CA Reassessment District No. 13-1, LO Improvement Bonds, 5.00%, 9/2/2028	106,980
365,000		Irvine, CA Reassessment District No. 13-1, LO Improvement Bonds, 5.00%, 9/2/2029	407,128

Principal Amount			Value
		MUNICIPAL BONDS—continued
		California—continued
$180,000		Irvine, CA Reassessment District No. 13-1, LO Improvement Bonds, 5.00%, 9/2/2030	$200,255
1,000,000		Los Angeles, CA Harbor Department, Revenue Refunding Bonds (Series 2014A), 5.00%, 8/1/2044	1,118,420
2,500,000		M-S-R Energy Authority, CA, Gas Revenue Bonds (Series 2009A), 7.00% (Citigroup, Inc. GTD), 11/1/2034	3,538,550
500,000		Poway, CA USDT, Special Tax Bonds (Series 2012), 5.00% (Community Facilities District No. 6 (4S Ranch)), 9/1/2033	549,465
2,000,000		Riverside County, CA Redevelopment Agency, Tax Allocation Bonds (Series 2010D), 6.00% (Desert Communities Redevelopment Project Area)/(Original Issue Yield: 6.02%), 10/1/2037	2,307,300
1,500,000		Riverside County, CA Redevelopment Agency, Tax Allocation Bonds (Series 2010E), 6.50% (Interstate 215 Corridor Redevelopment Project Area)/(Original Issue Yield: 6.53%), 10/1/2040	1,756,170
349,000	[1]	San Bernardino County, CA Housing Authority, Subordinated Revenue Bonds, 7.25% (Glen Aire Park & Pacific Palms), 4/15/2042	168,843
1,250,000		San Buenaventura, CA, Revenue Bonds (Series 2011), 8.00% (Community Memorial Health System), 12/1/2031	1,568,338
1,000,000		San Francisco, CA City & County Redevelopment Finance Agency, Tax Allocation Bonds (Series 2011C), 6.75% (Mission Bay North Redevelopment)/(Original Issue Yield: 6.86%), 8/1/2041	1,206,870
2,000,000		San Jose, CA Airport, Airport Revenue Bonds (Series 2011A-1), 6.25%, 3/1/2034	2,356,720
1,250,000		Santa Margarita, CA Water District Community Facilities District No. 2013-1, Special Tax Bonds (Series 2013), 5.625% (Original Issue Yield: 5.70%), 9/1/2043	1,379,200
		TOTAL	45,931,811
		Colorado—5.4%
2,000,000		Castle Oaks, CO Metropolitan District No. 3, LT GO Bonds (Series 2015), 6.25%, 12/1/2044	2,000,000
2,000,000		Central Platte Valley, CO Metropolitan District, GO Refunding Bonds (Series 2013A), 5.625% (Original Issue Yield: 5.79%), 12/1/2038	2,276,460
1,250,000		Central Platte Valley, CO Metropolitan District, GO Refunding Bonds (Series 2013A), 6.00%, 12/1/2038	1,459,825
1,000,000		Central Platte Valley, CO Metropolitan District, GO Refunding Bonds (Series 2014), 5.00%, 12/1/2043	1,031,260
1,625,000		Colorado Educational & Cultural Facilities Authority, Charter School Refunding & Improvement Revenue Bonds (Series 2014), 5.50% (Skyview Academy), 7/1/2049	1,702,610
1,000,000	[3,4]	Colorado Educational & Cultural Facilities Authority, Charter School Refunding & Improvement Revenue Bonds (Series 2015), 5.00% (University Lab School)/(Original Issue Yield: 5.02%), 12/15/2045	978,670
715,000		Colorado Educational & Cultural Facilities Authority, Charter School Revenue Bonds (Series 2007A), 5.70% (Windsor Charter Academy)/(Original Issue Yield: 5.70%), 5/1/2037	725,461
785,000		Colorado Educational & Cultural Facilities Authority, Charter School Revenue Bonds (Series 2007A), 5.75% (Northeast Academy Charter School), 5/15/2037	622,701
1,000,000		Colorado Educational & Cultural Facilities Authority, Charter School Revenue Bonds (Series 2007A), 6.00% (Monument Academy Charter School)/(United States Treasury PRF 10/1/2017@100), 10/1/2037	1,095,060
800,000		Colorado Health Facilities Authority, Health & Residential Care Facilities Revenue Bonds (Series 2007), 5.30% (Volunteers of America Care Facilities), 7/1/2037	779,392
1,100,000		Colorado Health Facilities Authority, Revenue Bonds (Series 2010A), 6.25% (Total Long Term Care National Obligated Group), 11/15/2040	1,240,855
2,000,000	[2]	Colorado Springs Urban Renewal Authority, Tax Increment Revenue Bonds (Series 2007), 7.00% (University Village Colorado), 12/1/2029	1,758,560
1,500,000		Copperleaf Metropolitan District No. 2, CO, LT GO Refunding Bonds (Series 2015), 5.75%, 12/1/2045	1,559,115
1,540,000		Denver (City & County), CO, Airport System Revenue Bonds (Series 2011A), 5.25% (Denver, CO City & County Department of Aviation)/(Original Issue Yield: 5.35%), 11/15/2022	1,805,773
450,000		Eagle County, CO Air Terminal Corp., Airport Terminal Project Revenue Improvement Bonds (Series 2006B), 5.25%, 5/1/2020	454,374
750,000		Eagle County, CO Air Terminal Corp., Revenue Refunding Bonds (Series 2011A), 6.00%, 5/1/2027	816,503
1,500,000		Foothills Metropolitan District, CO, Special Revenue Bonds (Series 2014), 6.00%, 12/1/2038	1,594,950
2,000,000		Promenade at Castle Rock Metropolitan District No. 1, LT GO Bonds (Series 2015A), 5.75% (Original Issue Yield: 5.88%), 12/1/2039	2,033,300
2,000,000		Public Authority for Colorado Energy, Natural Gas Purchase Revenue Bonds (Series 2008), 6.25% (Bank of America Corp. GTD)/(Original Issue Yield: 6.63%), 11/15/2028	2,518,840
2,000,000		STC Metropolitan District No. 2, CO, LT GO Senior Bonds (Series 2015A), 6.00% (Original Issue Yield: 6.25%), 12/1/2038	1,915,920
1,030,000		Tallyn's Reach Metropolitan District No. 3, CO, LT GO Refunding & Improvement Bonds (Series 2013), 5.125%, 11/1/2038	1,085,599
2,000,000		Three Springs Metropolitan District No. 3, CO, Property Tax Supported Revenue Bonds (Series 2010), 7.75%, 12/1/2039	2,136,020
		TOTAL	31,591,248
		Connecticut—0.5%
1,000,000		Connecticut Development Authority, Airport Facility Revenue Bonds, 7.95% (Bombardier, Inc.), 4/1/2026	1,005,620

Principal Amount			Value
		MUNICIPAL BONDS—continued
		Connecticut—continued
$1,835,000	[3,4]	Mohegan Tribe of Indians of Connecticut Gaming Authority, Priority Distribution Payment Refunding Bonds (Series 2015C), 6.25% (Original Issue Yield: 6.375%), 2/1/2030	$1,815,604
		TOTAL	2,821,224
		Delaware—0.4%
1,905,000		Delaware EDA, Gas Facilities Refunding Bonds, 5.40% (Delmarva Power and Light Co.), 2/1/2031	2,117,312
		District of Columbia—0.6%
2,000,000		District of Columbia, Revenue Bonds (Series 2012A), 5.00% (Friendship Public Charter School, Inc.), 6/1/2042	2,077,760
1,030,000		District of Columbia, Revenue Bonds (Series 2013A), 6.00% (KIPP DC), 7/1/2043	1,178,093
		TOTAL	3,255,853
		Florida—6.3%
3,000,000		Alachua County, FL, IDRBs (Series 2007A), 5.875% (North Florida Retirement Village, Inc.), 11/15/2042	3,057,540
1,035,000		Arborwood, FL Community Development District, Capital Improvement Revenue Bonds (Series 2005A-2), 5.35%, 5/1/2036	1,035,166
165,000		Arborwood, FL Community Development District, Special Assessment Revenue Bonds (Series 2014A-1), 6.90% (Step Coupon 5/1/2016)/(Original Issue Yield: 6.90%), 5/1/2036	177,086
104,232	[1]	Capital Trust Agency, FL, Housing Revenue Notes, 5.95% (Atlantic Housing Foundation Properties), 1/15/2039	2,599
3,000,000	[3,4]	Collier County, FL IDA, Continuing Care Community Revenue Bonds (Series 2013A), 8.25% (Arlington of Naples)/(Original Issue Yield: 8.375%), 5/15/2049	3,554,160
1,000,000		Florida State Mid-Bay Authority, First Senior Lien Revenue Bonds (Series 2015A), 5.00%, 10/1/2040	1,088,250
1,000,000		Lakewood Ranch Stewardship District, FL, Special Assessment Revenue Bonds (Series 2015), 4.875% (Lakewood Centre North)/(Original Issue Yield: 4.96%), 5/1/2045	1,005,060
2,000,000		Lee County, FL IDA, Healthcare Facilities Revenue Refunding Bonds (Series 2012), 6.50% (Cypress Cove at Healthpark), 10/1/2047	2,226,780
2,000,000		Martin County, FL Health Facilities Authority, Hospital Revenue Bonds (Series 2012), 5.50% (Martin Memorial Medical Center)/(Original Issue Yield: 5.53%), 11/15/2042	2,165,320
2,000,000		Martin County, FL IDA, Industrial Development Revenue Refunding Bonds (Series 2013), 4.20% (Indiantown Cogeneration, L.P.), 12/15/2025	2,032,220
2,000,000	[3,4]	Miami, FL, SO Non-Ad Valorem Revenue Refunding Bonds (Series 2012), 5.00%, 3/1/2030	2,238,140
1,000,000		Miami-Dade County, FL Aviation, Aviation Revenue Refunding Bonds (Series 2014A), 5.00%, 10/1/2036	1,101,930
4,000,000		Miami-Dade County, FL Transit System SAles Surtax Revenue Bonds (Series 2012), 5.00%, 7/1/2042	4,419,400
745,000		Midtown Miami, FL Community Development District, Special Assessment & Revenue Refunding Bonds (Series 2014A), 5.00% (Original Issue Yield: 5.25%), 5/1/2037	783,114
1,000,000		Palm Beach County, FL Health Facilities Authority, Revenue Bonds (Series 2014A), 7.50% (Sinai Residences of Boca Raton)/(Original Issue Yield: 7.625%), 6/1/2049	1,193,760
1,910,000	[3,4]	Palm Beach County, FL, Tax-Exempt Revenue Bonds (Series 2005A), 6.75% (G-Star School of the Arts for Motion Pictures and Broadcasting Charter School), 5/15/2035	1,768,163
1,405,000		Pinellas County, FL Educational Facilities Authority, Revenue Bonds (Series 2011A), 7.125% (Pinellas Preparatory Academy), 9/15/2041	1,535,314
145,000	[1,2]	Reunion East Community Development District, FL, Special Assessment Bonds (Series 2002A-1), 7.375%, 5/1/2033	1
165,000		Reunion East Community Development District, FL, Special Assessment Refunding Bonds (2015-1), 6.60%, 5/1/2033	163,708
1,000,000		South Lake County, FL Hospital District, Revenue Bonds (Series 2009A), 6.25% (South Lake Hospital, Inc.)/(Original Issue Yield: 6.30%), 4/1/2039	1,129,890
10,000	[1,2]	Tolomato Community Development District, FL, Special Assessment Revenue Bonds (Series 1), 6.55%, 5/1/2027	10,163
1,325,000		Tolomato Community Development District, FL, Special Assessment Revenue Bonds (Series 2006), 5.40%, 5/1/2037	1,325,954
290,000		Tolomato Community Development District, FL, Special Assessment Revenue Bonds (Series 2015-1), 0.00% (Step Coupon 11/1/2021@6.61%)/(Original Issue Yield: 6.93%), 5/1/2040	178,744
175,000		Tolomato Community Development District, FL, Special Assessment Revenue Bonds (Series 2015-2), 0.00% (Step Coupon 11/1/2024 @6.61%)/(Original Issue Yield: 6.752%), 5/1/2040	91,226
190,000	[1,2]	Tolomato Community Development District, FL, Special Assessment Revenue Bonds (Series 2015-3), 6.61%, 5/1/2040	2
155,000	[1,2]	Tolomato Community Development District, FL, Special Assessment Revenue Bonds (Series 3), 6.55%, 5/1/2027	2
55,000		Tolomato Community Development District, FL, Special Assessment Revenue Bonds (Series A-2), 0.00% (Step Coupon 5/1/2017 @6.61%), 5/1/2039	41,249
135,000		Tolomato Community Development District, FL, Special Assessment Revenue Bonds (Series A-3), 0.00% (Step Coupon 5/1/2019 @ 6.61%), 5/1/2040	80,708
70,000		Tolomato Community Development District, FL, Special Assessment Revenue Bonds (Series A-4), 0.00% (Step Coupon 5/1/2022 @ 6.61), 5/1/2040	30,985

Principal Amount		Value
	MUNICIPAL BONDS—continued
	Florida—continued
$200,000	Tolomato Community Development District, FL, Special Assessment Revenue Refunding Bonds (Series A-1), 6.55% (Original Issue Yield: 6.60%), 5/1/2027	$200,700
865,000	Verandah East, FL Community Development District, Capital Improvement Revenue Bonds (Series 2006A), 5.40%, 5/1/2037	866,038
1,000,000	Verandah West, FL Community Development District, Capital Improvement Revenue Refunding Bonds (Series 2013), 5.00% (Original Issue Yield: 5.125%), 5/1/2033	1,026,510
2,000,000	Willow Walk, FL Community Development District, Special Assessment Bonds (Series 2015), 5.625%, 5/1/2045	2,030,280
425,000	Winter Garden Village at Fowler Groves Community Development District, FL, Special Assessment Bonds (Series 2006), 5.65%, 5/1/2037	427,401
	TOTAL	36,987,563
	Georgia—1.3%
4,000,000	Atlanta, GA Water & Wastewater, Revenue Bonds (Series 2009A), 6.25% (United States Treasury PRF 11/1/2019@100)/(Original Issue Yield: 6.38%), 11/1/2039	4,784,080
1,000,000	Atlanta, GA Water & Wastewater, Revenue Refunding Bonds (Series 2015), 5.00%, 11/1/2040	1,141,870
770,000	Atlanta, GA, Tax Allocation Bonds (Series 2005B), 5.60% (Eastside Tax Allocation District)/(Original Issue Yield: 5.65%), 1/1/2030	772,749
1,000,000	Medical Center Hospital Authority, GA, Revenue Refunding Bonds (Series 2007), 5.25% (Spring Harbor at Green Island), 7/1/2037	1,008,350
	TOTAL	7,707,049
	Guam—0.8%
500,000	Guam Government LO (Section 30), Bonds (Series 2009A), 5.75% (Original Issue Yield: 6.00%), 12/1/2034	554,485
1,000,000	Guam Government, GO Bonds (Series 2009A), 7.00% (United States Treasury PRF 11/15/2019@100)/(Original Issue Yield: 7.18%), 11/15/2039	1,226,710
1,000,000	Guam Government, UT GO Bonds (Series 2007A), 5.25% (United States Treasury PRF 11/15/2017@100)/(Original Issue Yield: 5.45%), 11/15/2037	1,087,880
1,000,000	Guam International Airport Authority, General Revenue Bonds (Series 2013C), 6.125% (AGM INS)/(Original Issue Yield: 6.23%), 10/1/2043	1,169,530
500,000	Guam Power Authority, Revenue Bonds (Series 2012A), 5.00%, 10/1/2034	539,860
	TOTAL	4,578,465
	Hawaii—0.9%
3,660,000	Hawaii State Department of Budget & Finance, Special Purpose Revenue Bonds (Series 2009), 6.50% (Hawaiian Electric Co., Inc.), 7/1/2039	4,143,596
1,000,000	Hawaii State Department of Budget & Finance, Special Purpose Senior Living Revenue Bonds (Series A), 9.00% (15 Craigside)/(Original Issue Yield: 9.15%), 11/15/2044	1,242,140
	TOTAL	5,385,736
	Idaho—0.5%
2,500,000	Idaho Health Facilities Authority, Revenue Bonds (Series 2013A), 8.125% (Terraces of Boise)/(Original Issue Yield: 8.25%), 10/1/2049	2,677,550
	Illinois—7.8%
500,000	Chicago, IL Motor Fuel Tax, Motor Fuel Tax Revenue Refunding Bonds (Series 2013), 5.00% (AGM INS), 1/1/2033	533,170
1,750,000	Chicago, IL O'Hare International Airport, General Airport Third Lien Revenue Bonds (Series 2011A), 5.75% (Original Issue Yield: 5.94%), 1/1/2039	2,036,370
2,500,000	Chicago, IL O'Hare International Airport, General Airport Third Lien Revenue Bonds (Series 2011C),, 6.50%, 1/1/2041	3,009,200
1,000,000	Chicago, IL Sales Tax, Revenue Refunding Bonds (Series 2002), 5.00%, 1/1/2032	1,066,880
1,250,000	Chicago, IL Water Revenue, Second Lien Water Revenue Bonds (Series 2014), 5.00%, 11/1/2044	1,330,412
1,500,000	Chicago, IL, Project & Refunding UT GO Bonds (Series 2005D), 5.50% (Original Issue Yield: 5.81%), 1/1/2040	1,570,890
3,000,000	Chicago, IL, UT GO Bonds (Series 2009C), 5.00% (Original Issue Yield: 5.16%), 1/1/2034	3,013,470
415,000	DuPage County, IL, Special Tax Bonds (Series 2006), 5.625% (Naperville Campus LLC), 3/1/2036	415,735
1,500,000	Illinois Finance Authority, Charter School Refunding & Improvement Revenue Bonds (Series 2011A), 7.125% (Uno Charter School Network, Inc.), 10/1/2041	1,640,535
1,250,000	Illinois Finance Authority, Education Revenue Bonds (Series 2015), 5.00% (Noble Network of Charter Schools), 9/1/2032	1,314,762
1,100,000	Illinois Finance Authority, Educational Facility Revenue, Senior Revenue Bonds (Series 2014A), 6.125% (Rogers Park Montessori School Project), 2/1/2045	1,130,811
900,000	Illinois Finance Authority, MFH Revenue Bonds (Series 2007), 6.10% (Dekalb Supportive Living Facility), 12/1/2041	908,451
1,000,000	Illinois Finance Authority, Revenue Bonds (Series 2005A), 5.625% (Friendship Village of Schaumburg)/(Original Issue Yield: 5.70%), 2/15/2037	999,900

Principal Amount			Value
		MUNICIPAL BONDS—continued
		Illinois—continued
$1,250,000		Illinois Finance Authority, Revenue Bonds (Series 2005A), 6.00% (Landing at Plymouth Place)/(Unites States Treasury PRF 5/15/2016@100)/(Original Issue Yield: 6.04%), 5/15/2037	$1,280,625
1,500,000		Illinois Finance Authority, Revenue Bonds (Series 2005A), 6.25% (Smith Village), 11/15/2035	1,506,435
1,000,000		Illinois Finance Authority, Revenue Bonds (Series 2010), 7.25% (Friendship Village of Schaumburg)/(Original Issue Yield: 7.375%), 2/15/2045	1,067,150
1,251,520	[1,2]	Illinois Finance Authority, Revenue Bonds (Series 2010A), 6.125% (Clare at Water Tower), 5/15/2041	13
485,785	[1,2,5]	Illinois Finance Authority, Revenue Bonds (Series 2010B) (Clare at Water Tower)/(Original Issue Yield: 5.00%), 0.00%, 5/15/2050	5
1,000,000		Illinois Finance Authority, Revenue Bonds (Series 2015A), 5.00% (Rush University Medical Center Obligated Group), 11/15/2038	1,122,450
1,000,000		Illinois Finance Authority, Solid Waste Disposal Revenue Bonds, 5.05% (Waste Management, Inc.), 8/1/2029	1,013,730
2,250,000		Illinois State, UT GO Bonds (Series 2006), 5.00%, 1/1/2027	2,255,377
2,000,000		Illinois State, UT GO Bonds (Series 2013A), 5.00%, 4/1/2035	2,079,520
1,000,000		Illinois State, UT GO Bonds (Series February 2014), 5.00% (Original Issue Yield: 5.04%), 2/1/2039	1,033,110
2,025,000		Illinois State, UT GO Bonds (Series June 2013), 5.50% (Original Issue Yield: 5.65%), 7/1/2038	2,151,178
2,000,000		Illinois State, UT GO Bonds (Series May 2014), 5.00%, 5/1/2039	2,067,940
1,410,000		Illinois State, UT GO Refunding Bonds (Series May 2012), 5.00%, 8/1/2025	1,516,314
2,000,000		Metropolitan Pier & Exposition Authority, IL, McCormick Place Expansion Project Bonds (Series 2015A), 5.50%, 6/15/2053	2,192,020
1,000,000		Quad Cities, IL Regional EDA, MFH Revenue Bonds (Series 2006), 6.00% (Heritage Woods of Moline SLF), 12/1/2041	1,005,440
1,600,000		Railsplitter Tobacco Settlement Authority, IL, Tobacco Settlement Revenue Bonds (Series 2010), 6.00% (Original Issue Yield: 6.10%), 6/1/2028	1,900,640
2,000,000		Southwestern, IL Development Authority, Health Facility Revenue Bonds (Series 2013), 7.625% (Memorial Group, Inc.)/(Original Issue Yield: 7.95%), 11/1/2048	2,550,340
1,500,000		Will-Kankakee, IL Regional Development Authority, MFH Revenue Bonds (Series 2007), 7.00% (Senior Estates Supportive Living), 12/1/2042	1,564,095
		TOTAL	45,276,968
		Indiana—2.2%
1,250,000		Carmel, IN, Revenue Bonds (Series 2012A), 7.125% (Barrington of Carmel)/(Original Issue Yield: 7.20%), 11/15/2042	1,399,000
1,000,000		Carmel, IN, Revenue Bonds (Series 2012A), 7.125% (Barrington of Carmel)/(Original Issue Yield: 7.30%), 11/15/2047	1,116,100
1,305,000		Indiana State Finance Authority, Environmental Revenue Refunding Bonds (Series 2010), 6.00% (United States Steel Corp.), 12/1/2026	992,818
4,000,000		Indiana State Finance Authority, Tax-Exempt Private Activity Bonds (Series 2013), 5.25% (Ohio River Bridges East End Crossing), 1/1/2051	4,270,280
1,000,000		Jasper County, IN, PCR Refunding Bonds (Series 2003), 5.70% (Northern Indiana Public Service Company)/(AMBAC Financial Group, Inc. INS), 7/1/2017	1,057,460
2,000,000		Rockport, IN, Revenue Refunding Bonds (Series 2012-A), 7.00% (AK Steel Corp.), 6/1/2028	1,778,460
1,127,377	[1,2]	St. Joseph County, IN Hospital Authority, Health Facilities Revenue Bonds (Series 2005), 5.375% (Madison Center Obligated Group), 2/15/2034	55,050
2,000,000		Vigo County, IN Hospital Authority, Hospital Revenue Bond (Series 2007), 5.80% (Union Hospital)/(Original Issue Yield: 5.82%), 9/1/2047	2,066,280
		TOTAL	12,735,448
		Iowa—1.5%
3,000,000		Iowa Finance Authority, Midwestern Disaster Area Revenue Bonds (Series 2013), 5.25% (Iowa Fertilizer Co.)/(Original Issue Yield: 5.30%), 12/1/2025	3,265,350
1,000,000		Iowa Finance Authority, Midwestern Disaster Area Revenue Bonds (Series 2013), 5.50% (Iowa Fertilizer Co.), 12/1/2022	1,053,330
994,700		Iowa Finance Authority, Senior Living Facility Revenue Refunding Bonds (Series 2014A), 2.70% (Deerfield Retirement Community, Inc.), 11/15/2046	825,969
186,592		Iowa Finance Authority, Senior Living Facility Revenue Refunding Bonds (Series 2014B), 2.00% (Deerfield Retirement Community, Inc.), 5/15/2056	149
3,750,000		Tobacco Settlement Authority, IA, Tobacco Settlement Asset-Backed Bonds (Series 2005C), 5.50% (Original Issue Yield: 5.78%), 6/1/2042	3,534,900
		TOTAL	8,679,698
		Kansas—1.2%
2,000,000		Kansas State Development Finance Authority, Revenue Bonds, 5.75% (Adventist Health System/Sunbelt Obligated Group)/(Original Issue Yield: 5.95%), 11/15/2038	2,291,440
1,000,000		Manhattan, KS IDRBs, Industrial Revenue Bonds (Series 2007), 5.50% (Farrar Corp. Project)/(Original Issue Yield: 5.55%), 8/1/2021	969,190

Principal Amount		Value
	MUNICIPAL BONDS—continued
	Kansas—continued
$2,015,000	Norwich, KS, Industrial Revenue Bonds (Series 2006), 5.90% (Farrar Corp. Project), 8/1/2021	$2,014,819
2,000,000	Olathe, KS, Senior Living Facility Revenue Bonds (Series 2006A), 6.00% (Catholic Care Campus, Inc.), 11/15/2038	2,013,780
20,000	Sedgwick & Shawnee Counties, KS, SFM Revenue Bonds (Series 1997A-1), 6.95% (GNMA Home Mortgage Program COL), 6/1/2029	21,015
	TOTAL	7,310,244
	Kentucky—0.2%
1,250,000	Kentucky EDFA, Revenue Bonds (Series 2011A), 7.375% (Miralea)/(Original Issue Yield: 7.40%), 5/15/2046	1,466,375
	Louisiana—2.1%
1,500,000	Jefferson Parish, LA Hospital Service District No. 1, Hospital Revenue Refunding Bonds (Series 2011A), 6.00% (West Jefferson Medical Center)/(United States Treasury PRF 1/1/2021@100)/(Original Issue Yield: 6.05%), 1/1/2039	1,828,515
1,000,000	Louisiana Public Facilities Authority, 6.50% (Ochsner Clinic Foundation)/(Original Issue Yield: 6.65%), 5/15/2037	1,187,180
3,000,000	Louisiana Public Facilities Authority, Revenue Bonds (Series 2010A), 5.00% (Entergy Gulf States Louisiana LLC), 9/1/2028	3,011,250
2,000,000	Louisiana State Citizens Property Insurance Corp., Assessment Revenue Bonds (Series 2006C), 6.125% (Assured Guaranty Corp. INS)/(Original Issue Yield: 6.33%), 6/1/2025	2,234,740
2,000,000	New Orleans, LA Aviation Board, General Airport Revenue Bonds (Series 2015B), 5.00%, 1/1/2045	2,171,680
1,500,000	Tobacco Settlement Financing Corp., LA, Tobacco Settlement Asset-Backed Refunding Bonds (Series 2013A), 5.25%, 5/15/2035	1,665,990
	TOTAL	12,099,355
	Maine—0.3%
1,335,000	Maine Health & Higher Educational Facilities Authority, Revenue Bonds (Series 2011), 7.50% (Maine General Medical Center), 7/1/2032	1,594,791
	Maryland—1.2%
2,000,000	Frederick County, MD, Tax Increment & Special Tax B LO Bonds (Series 2013B), 7.125% (Jefferson Technology Park)/(Original Issue Yield: 7.30%), 7/1/2043	2,247,880
1,060,000	Maryland State EDC, Port Facilities Revenue Refunding Bonds (Series 2010), 5.75% (CONSOL Energy, Inc.), 9/1/2025	821,648
2,385,000	Maryland State EDC, Revenue Bonds (Series B), 5.75% (Ports America Chesapeake, Inc.)/(Original Issue Yield: 5.875%), 6/1/2035	2,598,458
1,000,000	Westminster, MD, Revenue Bonds (Series 2014A), 6.25% (Lutheran Village at Miller's Grant, Inc.)/(Original Issue Yield: 6.30%), 7/1/2044	1,079,100
	TOTAL	6,747,086
	Massachusetts—0.4%
2,000,000	Massachusetts Development Finance Agency, Revenue Bonds (Series 2011I), 7.25% (Tufts Medical Center), 1/1/2032	2,411,740
	Michigan—4.0%
1,000,000	Dearborn, MI EDC, Revenue Refunding Bonds, 7.125% (Henry Ford Village)/(Original Issue Yield: 7.25%), 11/15/2043	1,012,660
1,000,000	Detroit, MI City School District, School Building & Site Improvement Refunding Bonds (Series 2012A), 5.00% (Q-SBLF GTD), 5/1/2028	1,108,180
1,000,000	Detroit, MI City School District, School Building & Site Improvement Refunding Bonds (Series 2012A), 5.00% (Q-SBLF GTD), 5/1/2031	1,096,390
1,500,000	Detroit, MI Sewage Disposal System, Revenue Refunding Senior Lien Bonds (Series 2012A), 5.25% (Original Issue Yield: 5.30%), 7/1/2039	1,633,830
4,000,000	Detroit, MI Water Supply System, Second Lien Revenue Refunding Bonds (Series 2006C), 5.00% (AGM INS), 7/1/2033	4,044,880
2,500,000	Kent Hospital Finance Authority, MI, Revenue Bonds (Series 2005A), 6.25% (Metropolitan Hospital), 7/1/2040	2,501,675
2,000,000	Michigan State Finance Authority Revenue, Local Government Loan Program Revenue Bonds (Series 2014B), 5.00% (Public Lighting Authority), 7/1/2044	2,139,560
1,900,000	Michigan State Finance Authority Revenue, Senior Lien Revenue Bonds (Series 2014 C-5), 5.00% (Detroit, MI Sewage Disposal System)/(National Public Finance Guarantee Corp. INS), 7/1/2020	2,136,151
1,000,000	Michigan State Finance Authority Revenue, Senior Lien Revenue Bonds (Series 2014 C-7), 5.00% (Detroit, MI Sewage Disposal System)/(National Public Finance Guarantee Corp. INS), 7/1/2032	1,104,920
1,000,000	Michigan State Finance Authority Revenue, Senior Lien Revenue Bonds (Series 2014 D-6), 5.00% (Detroit, MI Water Supply System)/(National Public Finance Guarantee Corp. INS), 7/1/2036	1,091,010
5,000,000	Michigan Tobacco Settlement Finance Authority, Tobacco Settlement Asset-Backed Bonds (Series 2007A), 6.00% (Original Issue Yield: 6.25%), 6/1/2048	4,359,750
1,500,000	Plymouth, MI Educational Center Charter School, Public School Academy Revenue Refunding Bonds, Series 2005, 5.625%, 11/1/2035	1,009,080
	TOTAL	23,238,086

Principal Amount		Value
	MUNICIPAL BONDS—continued
	Minnesota—2.4%
$2,000,000	Baytown Township, MN, Lease Revenue Bonds (Series 2008A), 7.00% (St. Croix Preparatory Academy)/(Original Issue Yield: 7.05%), 8/1/2038	$2,068,700
2,000,000	Duluth, MN EDA, Health Care Facilities Revenue Bonds (Series 2012), 6.00% (St. Luke's Hospital of Duluth Obligated Group), 6/15/2039	2,208,820
1,700,000	Forest Lake, MN, Charter School Lease Revenue Bonds (Series 2014A), 5.75% (Lakes International Language Academy), 8/1/2044	1,819,527
2,000,000	St. Paul and Ramsey County, MN Housing and Redevelopment Authority, Charter School Lease Revenue Bonds (Series 2015A), 5.375% (Twin Cities Academy), 7/1/2050	2,014,800
500,000	St. Paul, MN Housing & Redevelopment Authority, Tax Increment Revenue Refunding Bonds (Series 2012), 5.00% (Upper Landing Project), 9/1/2026	528,525
930,000	St. Paul, MN Housing & Redevelopment Authority, Tax Increment Revenue Refunding Bonds (Series 2012), 5.00% (Upper Landing Project), 3/1/2029	975,170
1,575,000	Winona, MN Port Authority, Lease Revenue Bonds (Series 2007A), 6.00% (Bluffview Montessori School Project), 11/1/2027	1,580,402
2,920,000	Winona, MN Port Authority, Lease Revenue Bonds (Series 2007A), 6.15% (Bluffview Montessori School Project), 11/1/2037	2,929,636
	TOTAL	14,125,580
	Mississippi—0.2%
945,000	Warren County, MS Gulf Opportunity Zone, Gulf Opportunity Zone Bonds (Series 2011A), 5.375% (International Paper Co.), 12/1/2035	1,045,028
	Missouri—0.9%
1,000,000	Kirkwood, MO IDA, Retirement Community Revenue Bonds (Series 2010A), 8.25% (Aberdeen Heights Project)/(Original Issue Yield: 8.40%), 5/15/2039	1,133,110
3,000,000	Kirkwood, MO IDA, Retirement Community Revenue Bonds (Series 2010A), 8.25% (Aberdeen Heights Project)/(Original Issue Yield: 8.50%), 5/15/2045	3,386,010
1,000,000	St. Joseph, MO IDA, Healthcare Revenue Bonds, 7.00% (Living Community St. Joseph Project), 8/15/2032	1,001,490
	TOTAL	5,520,610
	Nebraska—0.5%
2,500,000	Central Plains Energy Project, NE, Gas Project Revenue Bonds (Project No. 3) (Series 2012), 5.25% (Goldman Sachs Group, Inc. GTD), 9/1/2037	2,762,550
	Nevada—1.1%
970,000	Clark County, NV Improvement District, Special Assessment Revenue Refunding Bonds (Series 2006B), 5.30% (Southern Highlands SID No.121-B)/(Original Issue Yield: 5.33%), 12/1/2029	970,213
4,000,000	Clark County, NV School District, LT GO Building Bonds (Series 2008A), 5.00%, 6/15/2025	4,387,960
805,000	North Las Vegas, NV SID No. 60, Subordinate LT Obligation Refunding Bonds (Series 2006B), 5.10% (Aliante SID No. 60), 12/1/2022	805,435
	TOTAL	6,163,608
	New Jersey—2.8%
1,000,000	Essex County, NJ Improvement Authority, Solid Waste Disposal Revenue Bonds (Series 2015), 5.25% (Covanta Energy Corp.), 7/1/2045	1,028,140
1,000,000	New Jersey EDA, Energy Facility Revenue Bonds (Series 2012A), 5.125% (UMM Energy Partners LLC)/(Original Issue Yield: 5.19%), 6/15/2043	1,028,320
940,000	New Jersey EDA, Kapkowski Road Landfill Revenue Bonds, 6.50% (New Jersey Metromall Urban Renewal, Inc.)/(Original Issue Yield: 6.55%), 4/1/2018	1,009,917
3,000,000	New Jersey EDA, School Facilites Construction Revenue Refunding Bonds (Series 2013NN), 5.00% (New Jersey State), 3/1/2030	3,131,370
3,255,000	New Jersey EDA, School Facilities Construction Bonds (Series 2015WW), 5.25% (New Jersey State), 6/15/2040	3,416,839
2,500,000	New Jersey EDA, Special Facility Revenue Bonds (Series 1999), 5.25% (United Airlines, Inc.), 9/15/2029	2,723,200
1,125,000	New Jersey EDA, Special Facility Revenue Bonds (Series 2000B), 5.625% (United Airlines, Inc.), 11/15/2030	1,258,920
1,500,000	New Jersey EDA, Special Facility Revenue Bonds (Series 2003), 5.50% (United Airlines, Inc.), 6/1/2033	1,646,265
1,200,000	New Jersey State Transportation Trust Fund Authority, Transportation System Bonds (Series 2011A), 6.00% (New Jersey State), 6/15/2035	1,340,304
	TOTAL	16,583,275
	New Mexico—0.9%
1,995,000	Dona Ana County, NM, MFH Revenue Bonds (Series 2001A), 7.00% (Montana Meadows Apartments), 12/1/2030	1,997,135
1,000,000	New Mexico State Hospital Equipment Loan Council, Hospital Improvement and Revenue Refunding Bonds (Series 2012A), 5.50% (Gerald Champion Regional Medical Center)/(Original Issue Yield: 5.70%), 7/1/2042	1,054,080

Principal Amount			Value
		MUNICIPAL BONDS—continued
		New Mexico—continued
$2,000,000	[3,4]	Winrock Town Center, NM Tax Increment Development District 1, Senior Lien Gross Receipts Tax Increment Bonds (Series 2015), 6.00% (Original Issue Yield: 6.12%), 5/1/2040	$2,098,600
		TOTAL	5,149,815
		New York—5.2%
1,495,000		Brooklyn Arena Local Development Corp., NY, Pilot Revenue Bonds (Series 2009), 6.375% (Original Issue Yield: 6.476%), 7/15/2043	1,703,911
1,285,000		Hudson Yards Infrastructure Corp. NY, Hudson Yards Senior Revenue Bonds (Series 2012A), 5.75%, 2/15/2047	1,466,339
2,000,000		Metropolitan Transportation Authority, NY, Revenue Bonds (Series 2014D-1), 5.00% (MTA Transportation Revenue), 11/15/2039	2,255,200
1,500,000		Nassau County, NY IDA, Continuing Care Retirement Community Fixed Rate Revenue Bonds (Series 2014A), 6.70% (Amsterdam at Harborside), 1/1/2049	1,474,425
548,187		Nassau County, NY IDA, Continuing Care Retirement Community Fixed Rate Revenue Bonds (Series 2014C), 2.00% (Amsterdam at Harborside), 1/1/2049	31,247
5,500,000		New York City, NY IDA, Special Facility Revenue Bonds (Series 2005), 8.00% (American Airlines, Inc.)/(Original Issue Yield: 8.095%), 8/1/2028	5,782,425
2,500,000		New York City, NY TFA, Building Aid Revenue Bonds (Fiscal 2015 Series S-1), 5.00%, 7/15/2043	2,817,725
2,000,000	[3,4]	New York Liberty Development Corp., Revenue Bonds (Series 2014 Class 1), 5.00% (3 World Trade Center), 11/15/2044	2,044,000
1,000,000	[3,4]	New York Liberty Development Corp., Revenue Bonds (Series 2014 Class 2), 5.375% (3 World Trade Center), 11/15/2040	1,050,360
1,120,000		Newburgh, NY, UT GO Bonds (Series 2012A), 5.25% (Original Issue Yield: 5.40%), 6/15/2029	1,189,272
1,185,000		Newburgh, NY, UT GO Bonds (Series 2012A), 5.50%, 6/15/2030	1,266,007
1,000,000		Niagara Area Development Corp., NY, Solid Waste Disposal Facility Revenue Refunding Bonds (Series 2012A), 5.25% (Covanta Energy Corp.), 11/1/2042	1,006,730
1,000,000		Onondaga, NY Civic Development Corp., Tax Exempt Revenue Bonds (Series 2014A), 5.125% (St. Joseph's Hospital Health Center)/(Original Issue Yield: 5.375%), 7/1/2031	1,053,600
2,500,000		Port Authority of New York and New Jersey, Special Project Bonds (Series 8), 6.00% (JFK International Air Terminal LLC)/(Original Issue Yield: 6.15%), 12/1/2042	2,916,750
4,700,000		TSASC, Inc. NY, Tobacco Settlement Asset-Backed Bonds (Series 2006-1), 5.125% (Original Issue Yield: 5.35%), 6/1/2042	4,272,018
		TOTAL	30,330,009
		North Carolina—0.6%
2,250,000		North Carolina Department of Transportation, Tax-Exempt Private Activity Revenue Bonds (Series 2015), 5.00% (I-77 HOT Lanes), 6/30/2054	2,344,725
1,000,000		North Carolina Medical Care Commission, Retirement Facilities First Mortgage Revenue Bonds (Series 2011A), 7.75% (Whitestone Project)/(Original Issue Yield: 8.00%), 3/1/2041	1,141,900
		TOTAL	3,486,625
		Ohio—3.4%
2,000,000		Akron, Bath & Copley, OH Joint Township Hospital District, Hospital Facilities Revenue Bonds (Series 2012), 5.00% (Akron General Health System), 1/1/2031	2,152,880
1,000,000		American Municipal Power-Ohio, Inc., Revenue Refunding Bonds (Series 2015A), 5.00% (American Municipal Power, Prairie State Energy Campus Project), 2/15/2039	1,110,690
2,000,000		Buckeye Tobacco Settlement Financing Authority, OH, Tobacco Settlement Asset-Backed Bonds (Series 2007A-2), 5.875% (Original Issue Yield: 5.95%), 6/1/2030	1,780,040
3,655,000		Buckeye Tobacco Settlement Financing Authority, OH, Tobacco Settlement Asset-Backed Bonds (Series A-2), 6.50%, 6/1/2047	3,384,713
1,500,000		Hamilton County, OH, Healthcare Revenue Bonds (Series 2011A), 6.625% (Life Enriching Communities)/(Original Issue Yield: 6.75%), 1/1/2046	1,702,770
2,000,000		Muskingum County, OH, Hospital Facilities Revenue Bonds (Series 2013), 5.00% (Genesis Healthcare Corp.)/(Original Issue Yield: 5.08%), 2/15/2044	2,049,700
2,910,000		Ohio State Air Quality Development Authority, Revenue Bonds (Series 2009A), 5.70% (FirstEnergy Solutions Corp.), 8/1/2020	3,171,638
2,355,000		Ohio State Higher Educational Facility Commission, Hospital Facilities Revenue Bonds (Series 2010), 5.75% (Summa Health System)/(Original Issue Yield: 5.92%), 11/15/2040	2,570,907
1,000,000		Ohio State Treasurer Private Activity, Revenue Bonds (Series 2015), 5.00% (Portsmouth Gateway Group LLC), 6/30/2053	1,070,470
1,050,513	[1,3]	Port Authority for Columbiana County, OH, Solid Waste Facility Revenue Bonds (Series 2004A), 7.25% (Apex Environmental LLC)/(Original Issue Yield: 7.30%), 8/1/2034	178,482
144,208	[1,3]	Port Authority for Columbiana County, OH, Solid Waste Facility Revenue Bonds (Series 2012D), 10.82% (Apex Environmental LLC), 8/1/2034	24,501
750,000		Southeastern Ohio Port Authority, OH, Hospital Facilities Revenue Refunding & Improvement Bonds (Series 2012), 6.00% (Memorial Health System, OH)/(Original Issue Yield: 6.02%, 12/1/2042	816,465
		TOTAL	20,013,256

Principal Amount			Value
		MUNICIPAL BONDS—continued
		Oklahoma—1.5%
$1,000,000		Oklahoma County, OK Finance Authority, Retirement Facility Revenue Bonds (Series 2005), 6.00% (Concordia Life Care Community)/(Original Issue Yield: 6.15%), 11/15/2038	$1,000,680
1,000,000		Oklahoma County, OK Finance Authority, Retirement Facility Revenue Bonds (Series 2005), 6.125% (Concordia Life Care Community), 11/15/2025	1,001,310
2,000,000		Tulsa, OK Industrial Authority, Senior Living Community Revenue Bonds (Series 2010A), 7.25% (Montereau, Inc.)/(Original Issue Yield: 7.50%), 11/1/2045	2,185,460
3,000,000		Tulsa, OK Municipal Airport Trust, Revenue Refunding Bonds (Series 2000B), 5.50% (American Airlines, Inc.), 6/1/2035	3,209,730
1,500,000		Tulsa, OK Municipal Airport Trust, Revenue Refunding Bonds (Series 2015), 5.00% TOBs (American Airlines, Inc.), Mandatory Tender 6/1/2025	1,654,665
		TOTAL	9,051,845
		Oregon—0.2%
1,000,000	[3,4]	Cow Creek Band of Umpqua Tribe of Indians, Tax-Exempt Tax Revenue Bonds (Series 2006C), 5.625%, 10/1/2026	1,011,750
		Pennsylvania—5.1%
865,000		Allegheny County, PA IDA, Environmental Improvement Revenue Refunding Bonds (Series 2005), 5.50% (United States Steel Corp.), 11/1/2016	777,600
2,000,000		Allegheny County, PA IDA, Environmental Improvement Revenue Refunding Bonds (Series 2009), 6.875% (United States Steel Corp.), 5/1/2030	1,501,420
1,715,000		Allegheny County, PA Port Authority, Special Revenue Transportation Refunding Bonds (Series 2011), 5.75%, 3/1/2029	2,028,193
3,715,000		Allentown, PA Neighborhood Improvement Zone Development Authority, Tax Revenue Bonds (Series 2012A), 5.00%, 5/1/2042	3,857,285
500,000		Butler County, PA Hospital Authority, Hospital Revenue Bonds (Series 2015A), 5.00% (Butler Health System), 7/1/2035	549,920
1,500,000		Chester County, PA IDA, Revenue Bonds (Series 2007A), 6.375% (Avon Grove Charter School)/(Original Issue Yield: 6.45%), 12/15/2037	1,576,755
2,000,000		Chester County, PA IDA, Revenue Bonds (Series 2012A), 5.375% (Collegium Charter School)/(Original Issue Yield: 5.50%), 10/15/2042	2,061,240
1,000,000		Clairton Municipal Authority, PA, Sewer Revenue Bonds (Series 2012B), 5.00% (Original Issue Yield: 5.05%), 12/1/2042	1,067,470
3,000,000		Harrisburg, PA Authority, Water Revenue Refunding Bonds (Series 2008), 5.25% (Original Issue Yield: 5.35%), 7/15/2031	3,045,690
2,000,000		Pennsylvania EDFA, Exempt Facilities Revenue Refunding Bonds (Series 2014), 5.50% (National Gypsum Co.), 11/1/2044	2,061,000
1,250,000		Pennsylvania EDFA, Tax-Exempt Private Activity Revenue Bonds (Series 2015), 5.00% (Pennsylvania Rapid Bridge Replacement), 12/31/2038	1,345,763
1,000,000		Philadelphia, PA Authority for Industrial Development, Revenue Bonds (Series 2010), 6.375% (Global Leadership Academy Charter School), 11/15/2040	1,066,700
1,205,000		Philadelphia, PA Authority for Industrial Development, Revenue Bonds (Series 2012), 6.625% (New Foundations Charter School), 12/15/2041	1,324,681
900,000		Philadelphia, PA Authority for Industrial Development, Senior Living Revenue Bonds (Series 2005A), 5.625% (PresbyHomes Germantown/Morrisville), 7/1/2035	910,890
1,665,000		Philadelphia, PA Hospitals & Higher Education Facilities Authority, Hospital Revenue Bonds (Series 2012A), 5.625% (Temple University Health System Obligated Group)/(Original Issue Yield: 5.875%), 7/1/2042	1,783,398
2,000,000		Philadelphia, PA, GO Bonds (Series 2011), 6.50%, 8/1/2041	2,375,580
1,500,000		Reading Area Water Authority, PA, Water Revenue Bonds (Series 2011), 5.25% (Original Issue Yield: 5.27%), 12/1/2036	1,676,280
555,000		Washington County, PA Redevelopment Authority, Redevelopment Bonds (Series 2006A), 5.45% (Victory Centre Project-Tanger Outlet Development), 7/1/2035	562,098
		TOTAL	29,571,963
		Puerto Rico—0.7%
4,000,000		Puerto Rico Electric Power Authority, Power Revenue Bonds (Series 2010XX), 5.25% (Original Issue Yield: 5.40%), 7/1/2040	2,613,280
2,500,000		Puerto Rico Electric Power Authority, Power Revenue Bonds (Series 2013A), 7.00% (Original Issue Yield: 7.12%), 7/1/2043	1,633,350
		TOTAL	4,246,630
		Rhode Island—1.3%
4,000,000		Rhode Island State Health and Educational Building Corp., Hospital Financing Revenue Bonds (Series 2009A), 7.00% (Lifespan Obligated Group)/(Assured Guaranty Corp. INS), 5/15/2039	4,638,840
2,730,000		Tobacco Settlement Financing Corp., RI, Tobacco Settlement Asset-Backed Bonds (Series 2015B), 5.00%, 6/1/2050	2,767,101
		TOTAL	7,405,941
		South Carolina—0.8%
1,145,000		Lancaster County, SC, Assessment Revenue Bonds (Series 2006), 5.45% (Sun City Carolina Lakes Improvement District), 12/1/2037	1,145,756
600,000		Myrtle Beach, SC, Tax Increment Bonds (Series 2006A), 5.25% (Myrtle Beach Air Force Base Redevelopment Project Area)/(Original Issue Yield: 5.27%), 10/1/2026	600,462

Principal Amount		Value
	MUNICIPAL BONDS—continued
	South Carolina—continued
$750,000	Myrtle Beach, SC, Tax Increment Bonds (Series 2006A), 5.30% (Myrtle Beach Air Force Base Redevelopment Project Area)/(Original Issue Yield: 5.325%), 10/1/2035	$750,547
2,000,000	South Carolina Jobs-EDA, Refunding & Improvement Revenue Bonds (Series 2009), 5.75% (Palmetto Health Alliance)/(Original Issue Yield: 5.90%), 8/1/2039	2,160,040
	TOTAL	4,656,805
	South Dakota—0.2%
800,000	Educational Enhancement Funding Corp., SD, Tobacco Settlement Revenue Bonds (Series 2013B), 5.00%, 6/1/2025	912,704
	Tennessee—1.0%
1,000,000	Johnson City, TN Health & Education Facilities Board, Hospital Refunding Bonds (Series 2010A), 5.625% (Mountain States Health Alliance)/(Original Issue Yield: 5.90%), 7/1/2030	1,120,770
1,500,000	Johnson City, TN Health & Education Facilities Board, Hospital Revenue Bonds (Series 2010), 6.50% (Mountain States Health Alliance), 7/1/2038	1,722,645
2,725,000	Tennessee Energy Acquisition Corp., Gas Revenue Bonds (Series 2006A), 5.25% (Goldman Sachs Group, Inc. GTD), 9/1/2023	3,233,158
	TOTAL	6,076,573
	Texas—10.1%
500,000	Austin, TX Airport System, Airport System Revenue Bonds (Series 2014), 5.00%, 11/15/2044	550,775
1,000,000	Austin, TX Convention Center Enterprises, Inc., Convention Center Hotel Second Tier Revenue Refunding Bonds (Series 2006B), 5.75%, 1/1/2024	1,025,520
1,000,000	Austin, TX Convention Center Enterprises, Inc., Convention Center Hotel Second Tier Revenue Refunding Bonds (Series 2006B), 5.75%, 1/1/2034	1,026,870
755,000	Bexar County, HFDC, Revenue Bonds (Series 2010), 6.20% (Army Retirement Residence Foundation), 7/1/2045	849,164
1,000,000	Board of Managers, Joint Guadalupe County-City of Seguin, TX, Hospital Mortgage Revenue Refunding & Improvement Bonds (Series 2015), 5.00% (Original Issue Yield: 5.08%), 12/1/2045	1,007,830
2,000,000	Cass County, TX IDC, Environmental Improvement Revenue Bonds (Series 2009A), 9.50% (International Paper Co.), 3/1/2033	2,426,780
1,000,000	Central Texas Regional Mobility Authority, Senior Lien Revenue Bonds (Series 2011), 6.00% (Original Issue Yield: 6.13%), 1/1/2041	1,141,520
1,000,000	Central Texas Regional Mobility Authority, Senior Lien Revenue Bonds (Series 2011), 6.25% (Original Issue Yield: 6.30%), 1/1/2046	1,152,220
2,000,000	Clifton Higher Education Finance Corp., TX, 6.00% (Idea Public Schools), 8/15/2043	2,367,760
750,000	Clifton Higher Education Finance Corp., TX, Education Revenue Bonds (Series 2011), 5.75% (Idea Public Schools)/(Original Issue Yield: 6.00%), 8/15/2041	836,175
500,000	Clifton Higher Education Finance Corp., TX, Education Revenue Bonds (Series 2012), 5.00% (Idea Public Schools), 8/15/2042	528,260
1,000,000	Clifton Higher Education Finance Corp., TX, Revenue Bonds (Series 2014), 5.00% (Idea Public Schools)/(PSFG GTD), 8/15/2039	1,126,910
2,000,000	Clifton Higher Education Finance Corp., TX, Revenue Bonds (Series 2015A), 5.00% (Uplift Education), 12/1/2050	2,062,580
4,000,000	Dallas-Fort Worth, TX International Airport, Joint Revenue Improvement Bonds (Series 2014B), 5.00%, 11/1/2034	4,414,880
1,500,000	Decatur, TX Hospital Authority, Hospital Revenue Bonds (Series 2014A), 5.25% (Wise Regional Health System)/(Original Issue Yield: 5.30%), 9/1/2044	1,603,155
515,000	Decatur, TX Hospital Authority, Revenue Bonds, 6.375% (Wise Regional Health System), 9/1/2042	599,573
2,775,000	Grand Parkway Transportation Corp., TX, Subordinate Tier Toll Revenue Bonds (Series 2013B TELA Supported), 5.25%, 10/1/2051	3,126,037
1,000,000	HFDC of Central Texas, Inc., Retirement Facility Revenue Bonds (Series 2006A), 5.75% (Legacy at Willow Bend), 11/1/2036	1,007,190
1,500,000	Houston, TX Airport System, Special Facilities Revenue & Refunding Bonds (Series 2011), 6.625% (United Airlines, Inc.)/(Original Issue Yield: 6.875%), 7/15/2038	1,728,285
2,000,000	Houston, TX Airport System, Special Facilities Revenue Bonds (Series 2015B-1), 5.00% (United Airlines, Inc.), 7/15/2035	2,099,640
500,000	Houston, TX Airport System, Special Facilities Revenue Refunding Bonds (Series 2014), 4.75% (United Airlines, Inc.)/(Original Issue Yield: 4.90%), 7/1/2024	549,495
1,000,000	Houston, TX Airport System, Special Facilities Revenue Refunding Bonds (Series 2014), 5.00% (United Airlines, Inc.)/(Original Issue Yield: 5.15%), 7/1/2029	1,075,040
1,000,000	Houston, TX Airport System, Subordinate Lien Revenue Refunding Bonds (Series 2012A), 5.00%, 7/1/2032	1,099,870
535,000	Houston, TX Higher Education Finance Corp., Education Revenue Bonds (Series 2011A), 6.875% (Cosmos Foundation, Inc.)/(United States Treasury PRF 5/15/2021@100), 5/15/2041	688,406
2,000,000	Kerrville, TX HFDC, Hospital Revenue Bonds, 5.375% (Sid Peterson Memorial Hospital)/(Unites States Treasury PRF 2/15/2016@100), 2/15/2035	2,021,400
2,000,000	Lavernia, TX Higher Education Finance Corp., Education Revenue Bonds (Series 2015A), 5.50% (Meridian World School), 8/15/2045	2,012,200
2,000,000	Lufkin, TX HFDC, Revenue Refunding and Improvement Bonds (Series 2009), 6.25% (Memorial Health System of East Texas)/(United States Treasury PRF 2/15/2019@100)/(Original Issue Yield: 6.50%), 2/15/2037	2,325,340
1,000,000	Matagorda County, TX Navigation District No. 1, PCR Refunding Bonds (Series 2001A), 6.30% (AEP Texas Central Co.), 11/1/2029	1,134,490

Principal Amount			Value
		MUNICIPAL BONDS—continued
		Texas—continued
$1,500,000		North Texas Tollway Authority, Special Projects System Revenue Bonds (Series 2011), 6.00% (North Texas Toll Authority Special Projects System), 9/1/2041	$1,815,390
2,000,000		North Texas Tollway Authority, System Second Tier Revenue Refunding Bonds (Series 2014B), 5.00%, 1/1/2031	2,257,680
2,000,000		Red River, TX HFDC, Retirement Facility Revenue Bonds (Series 2014A), 8.00% (MRC The Crossings), 11/15/2049	2,365,420
1,000,000		San Juan Higher Education Finance Authority, TX, Education Revenue Bonds (Series 2010A), 6.70% (Idea Public Schools), 8/15/2040	1,159,850
1,500,000		Tarrant County, TX Cultural Education Facilities Finance Corp., Retirement Facility Revenue Bonds (Series 2015A Fixed Rate Bonds), 5.50% (Buckingham Senior Living Community), 11/15/2045	1,534,590
2,000,000		Texas State Public Finance Authority Charter School Finance Corp., Education Revenue Bonds (Series 2010A), 6.20% (Cosmos Foundation, Inc.)/(United States Treasury PRF 2/15/2020@100), 2/15/2040	2,403,920
2,680,000		Texas State Transportation Commission, Second Tier Revenue Refunding Bonds (Series 2015-C), 5.00% (Central Texas Turnpike System), 8/15/2042	2,916,403
2,500,000		Travis County, TX HFDC, First Mortgage Revenue Refunding Bonds (Series 2012A), 7.125% (Longhorn Village)/(Original Issue Yield: 7.40%), 1/1/2046	2,785,050
		TOTAL	58,825,668
		Utah—0.7%
800,000	[3,4]	Spanish Fork City, UT, Charter School Revenue Bonds (Series 2006), 5.55% (American Leadership Academy), 11/15/2026	806,352
1,750,000	[3,4]	Spanish Fork City, UT, Charter School Revenue Bonds (Series 2006), 5.70% (American Leadership Academy, 11/15/2036	1,758,033
1,315,000	[3,4]	Utah State Charter School Finance Authority, Charter School Revenue Bonds (Series 2007A), 6.00% (Channing Hall), 7/15/2037	1,325,599
		TOTAL	3,889,984
		Virginia—1.8%
1,500,000		Chesterfield County, VA EDA, PCR Refunding Bonds (Series 2009A), 5.00% (Virginia Electric & Power Co.), 5/1/2023	1,679,925
1,500,000	[3,4]	Embrey Mill CDA , VA, Special Assessment Revenue Bonds (Series 2015), 5.60%, 3/1/2045	1,505,220
1,380,000		Mosaic District CDA, VA, Revenue Bonds (Series 2011A), 6.875% (Original Issue Yield: 6.93%), 3/1/2036	1,584,916
1,500,000		Peninsula Town Center CDA, VA, SO Bonds (Series 2007), 6.35%, 9/1/2028	1,594,365
1,000,000		Peninsula Town Center CDA, VA, SO Bonds (Series 2007), 6.45%, 9/1/2037	1,059,590
4,250,000		Tobacco Settlement Financing Corp., VA, Tobacco Settlement Asset-Backed Bonds (Series 2007B-1), 5.00% (Original Issue Yield: 5.12%), 6/1/2047	3,288,735
		TOTAL	10,712,751
		Washington—2.1%
1,000,000		Port of Seattle, WA IDC, Special Facilities Revenue Refunding Bonds (Series 2012), 5.00% (Delta Air Lines, Inc.)/(Original Issue Yield: 5.31%), 4/1/2030	1,044,870
925,000		Tobacco Settlement Authority, WA, Tobacco Settlement Revenue Refunding Bonds (Series 2013), 5.25%, 6/1/2031	1,015,733
1,500,000	[3,4]	Washington State Health Care Facilities Authority, Revenue Bonds (Series 2007A), 6.25% (Virginia Mason Medical Center)/(Original Issue Yield: 6.375%), 8/15/2042	1,607,805
2,500,000	[3,4]	Washington State Housing Finance Commission, Nonprofit Housing Revenue & Revenue Refunding Bonds (Series 2014A), 7.50% (Rockwood Retirement Communities), 1/1/2049	2,851,125
1,000,000	[3,4]	Washington State Housing Finance Commission, Nonprofit Housing Revenue Bonds (Series 2015A), 7.00% (Heron's Key Senior Living), 7/1/2045	1,030,870
1,000,000	[3,4]	Washington State Housing Finance Commission, Nonprofit Housing Revenue Bonds (Series 2015A), 7.00% (Heron's Key Senior Living)/(Original Issue Yield: 7.05%), 7/1/2050	1,016,650
3,000,000		Washington State, UT GO Bonds (Series 2015A-1), 5.00%, 8/1/2038	3,470,250
		TOTAL	12,037,303
		West Virginia—0.5%
640,000		Ohio County, WV County Commission, Special District Excise Tax Revenue Refunding & Improvement Bonds (Series 2006A), 5.625% (Fort Henry Economic Opportunity Development District), 3/1/2036	643,558
1,000,000		Ohio County, WV County Commission, Tax Increment Revenue Bonds (Series 2005A), 5.625% (Fort Henry Centre Tax Increment Financing District No. 1), 6/1/2034	1,000,800
1,000,000		Ohio County, WV County Commission, Tax Increment Revenue Bonds (Series 2007A), 5.85% (Fort Henry Centre Tax Increment Financing District No. 1), 6/1/2034	1,021,880
		TOTAL	2,666,238
		Wisconsin—1.2%
5,335,000		Wisconsin State General Fund Appropriation, Revenue Bonds (Series 2009A), 5.75% (Wisconsin State)/(Original Issue Yield: 5.95%), 5/1/2033	6,093,797

Principal Amount			Value
		MUNICIPAL BONDS—continued
		Wisconsin—continued
$800,000		Wisconsin State HEFA, Revenue Refunding Bonds (Series 2015), 5.00% (ProHealth Care, Inc.), 8/15/2039	$879,904
		TOTAL	6,973,701
		TOTAL MUNICIPAL BONDS (IDENTIFIED COST $531,273,719)	559,557,643
		CORPORATE BONDS—0.1%
		Multi State—0.1%
4,000,000	[1,3]	Non-Profit Preferred Funding Trust I, Partnership (IDENTIFIED COST $3,721,960)	267,040
		SHORT-TERM MUNICIPALS—2.3%[6]
		Georgia—1.7%
10,000,000		Burke County, GA Development Authority, (1st Series 2009) Daily VRDNs (Georgia Power Co.), 0.22%, 12/1/2015	10,000,000
		New York—0.6%
3,500,000		Metropolitan Transportation Authority, NY, (Series 2015E-5) Daily VRDNs (MTA Transportation Revenue)/(U.S. Bank, N.A. LOC), 0.01%, 12/18/2015	3,500,000
		TOTAL SHORT-TERM MUNICIPALS—2.3% (AT AMORTIZED COST)	13,500,000
		TOTAL INVESTMENTS—98.5% (IDENTIFIED COST $548,762,719)[7]	573,324,683
		OTHER ASSETS AND LIABILITIES - NET—1.5%[8]	8,850,614
		TOTAL NET ASSETS—100%	$582,175,297
Securities that are subject to the federal alternative minimum tax (AMT) represent 12.2% of the Fund's portfolio as calculated based upon total market value.
1	Non-income-producing security.
2	Security in default.
3	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At November 30, 2015, these restricted securities amounted to $35,691,516, which represented 6.1% of total net assets.
4	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At November 30, 2015, these liquid restricted securities amounted to $35,221,493, which represented 6.0% of total net assets.
5	Zero coupon bond.
6	Current rate and next reset date shown for Variable Rate Demand Notes.
7	At November 30, 2015, the cost of investments for federal tax purposes was $548,344,889. The net unrealized appreciation of investments for federal tax purposes was $24,979,794. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $39,077,349 and net unrealized depreciation from investments for those securities having an excess of cost over value of $14,097,555.
8	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at November 30, 2015.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium) unless the issuer's creditworthiness is impaired or other factors indicate that amortized cost is not an accurate estimate of the investment's fair value, in which case it would be valued in the same manner as a longer-term security.
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.

■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, or if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.
Fair Valuation Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a valuation committee (“Valuation Committee”) comprised of officers of the Fund, Federated Investment Management Company (“Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
As of November 30, 2015, all investments of the Fund utilized Level 2 inputs, in valuing the Fund's assets carried at fair value.

The following acronyms are used throughout this portfolio:
AGM	—Assured Guaranty Municipal Corp.
AMBAC	—American Municipal Bond Assurance Corporation
CDA	—Community Development Authority
COL	—Collateralized
COPs	—Certificates of Participation
EDA	—Economic Development Authority
EDC	—Economic Development Corporation
EDFA	—Economic Development Finance Authority
GNMA	—Government National Mortgage Association
GO	—General Obligation
GTD	—Guaranteed
HEFA	—Health and Education Facilities Authority
HFDC	—Health Facility Development Corporation
IDA	—Industrial Development Authority
IDB	—Industrial Development Bond
IDC	—Industrial Development Corporation
IDRBs	—Industrial Development Revenue Bonds
INS	—Insured
LO	—Limited Obligation
LOC	—Letter of Credit
LT	—Limited Tax
MFH	—Multi-Family Housing
PCFA	—Pollution Control Finance Authority
PCR	—Pollution Control Revenue
PCRBs	—Pollution Control Revenue Bonds
PRF	—Pre-refunded
PSFG	—Public School Fund Guarantee
Q-SBLF	—Qualified School Bond Loan Fund
SFM	—Single Family Mortgage
SID	—Special Improvement District
SO	—Special Obligation
TELA	—Toll Equity Loan Agreement
TFA	—Transitional Finance Authority
TOBs	—Tender Option Bonds
USDT	—Unified School District
UT	—Unlimited Tax
VRDNs	—Variable Rate Demand Notes
14
Federated Michigan Intermediate Municipal Trust
Portfolio of Investments
November 30, 2015 (unaudited)
Principal Amount		Value
	MUNICIPAL BONDS—98.6%
	Michigan—98.6%
$1,000,000	Anchor Bay, MI School District, Refunding UT GO Bonds (Series 2012), 5.00% (Q-SBLF GTD), 5/1/2020	$1,146,510
850,000	Ann Arbor, MI Public School District, School Building & Site UT GO Bonds (Series 2015), 5.00%, 5/1/2025	1,033,472
955,000	Ann Arbor, MI, Court and Police Facilities LT GO Capital Improvement Bonds, 4.75%, 5/1/2025	1,031,983
1,000,000	Avondale, MI School District, Refunding UT GO Bonds (Series 2009), 4.50% (Q-SBLF GTD)/(AGM INS), 5/1/2018	1,078,710
1,000,000	Battle Creek, MI School District, School Building & Site UT GO Bonds, 5.00% (AGM INS), 5/1/2022	1,055,450
500,000	Bay City, MI School District, Refunding UT GO Bonds (Series 2014), 5.00% (Q-SBLF GTD), 11/1/2023	601,020
1,000,000	Berkley, MI School District, School Building & Site UT GO Bonds (Series 2015), 5.00% (Q-SBLF GTD), 5/1/2030	1,160,360
410,000	Birmingham, MI Public Schools, School Building & Site UT GO Bonds (Series 2015), 5.00%, 5/1/2027	501,717
1,690,000	Bishop, MI International Airport Authority, Refunding LT GO (Series 2010A), 4.50% (AGM INS), 12/1/2023	1,873,534
1,000,000	Brandon School District, MI, UT GO School Building and Site Bonds, 5.00% (AGM INS), 5/1/2019	1,019,360
710,000	Caledonia, MI Community Schools, School Building & Site UT GO Bonds (Series 2014), 5.00% (Q-SBLF GTD), 5/1/2023	849,181
1,000,000	Central Michigan University Board of Trustees, General Revenue Refunding Bonds (Series 2009), 5.00%, 10/1/2023	1,106,390
1,000,000	Chippewa Valley, MI Schools, Refunding UT GO Bonds (Series 2013), 5.00% (Q-SBLF GTD), 5/1/2024	1,181,700
2,000,000	Dearborn, MI School District, UT GO School Building & Site Bonds (Series 2014A), 5.00% (Q-SBLF GTD), 5/1/2025	2,379,880
1,000,000	Detroit/Wayne County, MI Stadium Authority, Building Authority Stadium LT GO Refunding Bonds (Series 2012), 5.00% (Wayne County, MI)/(AGM INS), 10/1/2021	1,120,520
1,000,000	Eastern Michigan University Board of Regents, General Revenue Bonds (Series 2009C), 5.00% (AGM INS), 2/15/2023	1,080,520
1,000,000	Ferris State University, MI, General Revenue Bonds (Series 2009), 5.00% (AGM INS), 10/1/2020	1,099,340
1,000,000	Genesee, MI Water Supply System, Revenue Refunding Bonds (Series 2014), 5.00% (Build America Mutual Assurance INS), 11/1/2025	1,183,160
500,000	Grand Rapids, MI Sanitary Sewer System Sanitary Sewer System Revenue Improvement and Refunding Bonds (Series 2014), 5.00%, 1/1/2022	599,810
1,000,000	Grand Rapids, MI Sanitary Sewer System, Revenue Refunding Bonds (Series 2013), 5.00%, 1/1/2024	1,203,130
705,000	Grand Valley State University Board of Trustees, MI, General Revenue Bonds (Series 2015A), 5.00%, 12/1/2026	836,588
1,500,000	Holland, MI Electric Utility System, Revenue Bonds (Series 2014A), 4.00%, 7/1/2022	1,678,020
2,000,000	Holland, MI School District, UT GO Bonds, 5.00% (AGM INS), 5/1/2025	2,376,960
1,030,000	Holly Area School District, MI, UT GO Refunding Bonds (Series 2014), 5.00% (Q-SBLF GTD), 5/1/2024	1,240,017
2,000,000	Jackson County, MI Hospital Finance Authority, Hospital Revenue Refunding Bonds (Series 2006C), 5.00% (Allegiance Health)/(AGM INS), 6/1/2026	2,239,440
2,130,000	Kalamazoo, MI Hospital Finance Authority, Hospital Revenue Bonds (Series 2006), 5.00% (Bronson Methodist Hospital)/(AGM INS), 5/15/2019	2,381,106
1,000,000	Kalamazoo, MI Regional Educational Services Agency, UT GO School Building and Site Bonds, 5.00%, 5/1/2019	1,088,290
1,785,000	Kent County, MI Airport Revenue, LT GO Airport Revenue Bonds (Series 2007), 5.00% (Gerald R. Ford International Airport)/(United States Treasury PRF 1/1/2017@100), 1/1/2021	1,870,894
1,750,000	Kent County, MI, LT GO Bonds (Series 2009), 5.00%, 1/1/2025	1,929,550
1,500,000	Kent Hospital Finance Authority, MI, Revenue Refunding Bonds (Series 2011A), 5.00% (Spectrum Health), 11/15/2022	1,767,960
1,010,000	Lake Superior State University, MI, General Revenue Refunding Bonds (Series 2012), 4.00% (AGM INS), 11/15/2020	1,097,193
1,900,000	Lansing, MI Board of Water & Light, Utility System Revenue Bonds (Series 2011A), 5.00%, 7/1/2024	2,221,176
1,200,000	Marysville, MI Public School District, School Building & Site UT GO Bonds (Series 2007), 5.00% (AGM INS), 5/1/2022	1,266,540
1,525,000	Michigan Municipal Bond Authority, Revenue Bonds, 5.00% (Clean Water Revolving Fund), 10/1/2017	1,643,813
1,000,000	Michigan Public Power Agency, Combustion Turbine No. 1 Project Revenue Refunding Bonds (Series 2011A), 5.00% (AGM INS), 1/1/2022	1,135,050
500,000	Michigan State Building Authority, Facilities Program Revenue & Refunding Bonds (Series 2013 1-A), 5.00%, 10/15/2022	598,305
1,000,000	Michigan State Building Authority, Facilities Program Revenue Bonds (2009 Series II), 5.00% (AGM INS), 10/15/2022	1,126,600
1,000,000	Michigan State Building Authority, Revenue Refunding Bonds (Series 2009I), 5.25% (AGM INS), 10/15/2024	1,132,610
1,000,000	Michigan State Building Authority, Revenue Refunding Bonds (Series 2015I), 5.00%, 4/15/2027	1,200,090
2,000,000	Michigan State Comprehensive Transportation Fund, Refunding Bonds (Series 2009), 5.25%, 5/15/2019	2,254,040
1,000,000	Michigan State Comprehensive Transportation Fund, Revenue Refunding Bonds (Series 2015), 5.00%, 11/15/2026	1,213,850
1

Principal Amount		Value
	MUNICIPAL BONDS—continued
	Michigan—continued
$2,485,000	Michigan State Department of Transportation, Grant Anticipation Bonds, 5.25% (AGM INS), 9/15/2021	$2,676,096
1,200,000	Michigan State Finance Authority Revenue, Hospital Revenue & Refunding Bonds (Series 2015), 5.00% (Sparrow Obligated Group, MI), 11/15/2022	1,405,032
1,000,000	Michigan State Finance Authority Revenue, Hospital Revenue & Refunding Bonds (Series 2015MI), 5.50% (Trinity Healthcare Credit Group), 12/1/2026	1,244,370
250,000	Michigan State Finance Authority Revenue, Hospital Revenue Refunding Bonds (Series 2014), 5.00% (MidMichigan Obligated Group), 6/1/2026	290,063
1,500,000	Michigan State Finance Authority Revenue, Local Government Loan Program Revenue Bonds (Series 2014B), 5.00% (Public Lighting Authority), 7/1/2022	1,724,955
1,000,000	Michigan State Finance Authority Revenue, Local Government Loan Program Revenue Bonds (Series 2014H-1), 5.00% (Detroit, MI Regional Convention Facility Authority), 10/1/2020	1,121,630
1,000,000	Michigan State Finance Authority Revenue, Senior Lien Revenue Bonds (Series 2014 C-5), 5.00% (Detroit, MI Sewage Disposal System)/(National Public Finance Guarantee Corp. INS), 7/1/2019	1,108,060
2,000,000	Michigan State Finance Authority Revenue, Senior Lien Revenue Bonds (Series 2014 D-2), 5.00% (Detroit, MI Water Supply System)/(AGM INS), 7/1/2025	2,324,620
2,500,000	Michigan State Finance Authority Revenue, Senior Lien Revenue Bonds (Series D-2), 5.00% (Detroit, MI Water Supply System)/(AGM INS), 7/1/2024	2,926,500
1,500,000	Michigan State Finance Authority, Revenue Bonds (Series 2012B), 5.00% (Michigan Finance Authority Unemployment Obligation Assessment), 1/1/2021	1,692,705
1,000,000	Michigan State Finance Authority, State Revolving Fund Revenue Bonds (Series 2012), 5.00% (Clean Water Revolving Fund), 10/1/2025	1,191,120
1,970,000	Michigan State Financial Authority, Revenue Bonds (Series 2006A), 5.00% (Trinity Healthcare Credit Group)/(United States Treasury PRF 12/1/2016@100), 12/1/2026	2,058,788
1,000,000	Michigan State Hospital Finance Authority, Hospital Revenue & Refunding Bonds (Series 2006A), 5.00% (Henry Ford Health System, MI), 11/15/2021	1,037,630
1,275,000	Michigan State Hospital Finance Authority, Hospital Revenue & Refunding Bonds (Series 2007A), 5.00% (Beaumont Health Credit Group)/(United States Treasury PRF 7/15/2017@100), 7/15/2018	1,363,740
1,000,000	Michigan State Hospital Finance Authority, Hospital Revenue Refunding Bonds, 5.00% (McLaren Health Care Corp.), 5/15/2023	1,189,160
2,000,000	Michigan State Hospital Finance Authority, Revenue Bonds (Series 2010B), 5.00% (Ascension Health Alliance Senior Credit Group), 11/15/2024	2,256,420
500,000	Michigan State Hospital Finance Authority, Revenue Refunding Bonds (Series A), 5.00% (Henry Ford Health System, MI), 11/15/2025	517,150
1,000,000	Michigan State Strategic Fund, LO Revenue Refunding Bonds, 7.00% (Detroit Edison Co.)/(AMBAC INS), 5/1/2021	1,261,280
2,600,000	Michigan State Trunk Line, Revenue Refunding Bonds (Series 2009), 5.00%, 11/1/2020	2,957,136
500,000	Michigan State Trunk Line, State Trunk Line Fund Bonds (Series 2011), 5.00%, 11/15/2022	590,790
500,000	Michigan State Trunk Line, State Trunk Line Fund Bonds (Series 2011), 5.00%, 11/15/2023	582,260
1,000,000	Michigan State Trunk Line, State Trunk Line Refunding Bonds (Series 2014), 5.00%, 11/15/2018	1,115,540
1,000,000	Michigan State University Board of Trustees, General Revenue Bonds (Series 2015A), 5.00% (Michigan State University), 8/15/2028	1,211,300
1,000,000	Michigan Strategic Fund, LT Obligation Revenue Bonds (Series 2011), 5.25% (Michigan State), 10/15/2022	1,193,250
1,000,000	Michigan Strategic Fund, LT Obligation Revenue Bonds (Series 2015), 5.00% (Michigan State), 3/1/2023	1,181,140
1,000,000	Michigan Strategic Fund, Ltd Obligation Revenue Refunding Bonds (Series 2008ET-2), 5.50% TOBs (Detroit Edison Co.), Mandatory Tender 8/1/2016	1,027,910
1,000,000	Michigan Technological University Board of Control, General Revenue & Revenue Refunding Bonds (Series 2008), 5.25% (United States Treasury COL), 10/1/2018	1,119,130
500,000	Northview Michigan Public School District, Refunding UT GO Bonds, 5.00% (AGM INS), 5/1/2019	543,460
1,000,000	Oakland County, MI EDC, Revenue Refunding Bonds, 4.00% (Cranbrook Educational Community), 11/1/2021	1,035,000
1,855,000	Orchard View, MI Schools, UT GO Bonds, 4.00% (Q-SBLF GTD)/(AGM INS), 5/1/2022	2,029,370
1,425,000	Rockford, MI Public Schools, School Building & Site UT GO Bonds (Series 2014), 5.00% (Q-SBLF GTD), 5/1/2025	1,694,353
1,130,000	Romulus, MI Tax Increment Finance Authority, Recreation Center LT GO Bonds, 5.00% (AGM INS), 11/1/2022	1,170,951
1,000,000	Roseville, MI Community Schools, UT GO Refunding Bonds (Series 2014), 5.00% (Q-SBLF GTD), 5/1/2024	1,203,900
2,000,000	Royal Oak, MI Hospital Finance Authority, Hospital Revenue Refunding Bonds (Series 2014D), 5.00% (Beaumont Health Credit Group), 9/1/2023	2,351,860
1,670,000	Saginaw County, MI Water Supply System, Revenue Bonds (Series 2011A), 4.75% (AGM INS), 7/1/2025	1,844,649
500,000	South Redford, MI School District, UT GO Refunding Bonds, 5.00% (Q-SBLF GTD), 5/1/2020	573,255
1,085,000	Southfield, MI Library Building Authority, Refunding LT GO Bonds, 5.00%, 5/1/2026	1,277,826
2

Principal Amount			Value
		MUNICIPAL BONDS—continued
		Michigan—continued
$1,000,000		Thornapple Kellogg, MI School District, Refunding UT GO Bonds (Series 2014), 5.00% (Q-SBLF GTD), 5/1/2025	$1,189,020
1,000,000		University of Michigan (The Regents of), General Revenue Bonds (Series 2010C), 4.00%, 4/1/2022	1,102,350
2,000,000	[1]	University of Michigan (The Regents of), General Revenue Bonds (Series 2012E), 0.44%, 4/1/2033	1,985,160
250,000		University of Michigan (The Regents of), General Revenue Bonds (Series 2014A), 5.00%, 4/1/2024	309,048
500,000		Utica, MI Community Schools, School Building and Site Refunding UT GO Bonds, 5.00% (National Public Finance Guarantee Corp. INS), 5/1/2017	528,975
500,000		Utica, MI Community Schools, School Building and Site Refunding UT GO Bonds (Series 2015), 5.00% (Q-SBLF GTD), 5/1/2029	582,855
2,000,000		Wayne County, MI Airport Authority, Airport Revenue Refunding Bonds (Series 2010C), 5.00%, 12/1/2021	2,280,520
2,000,000		Wayne County, MI Airport Authority, Airport Revenue Refunding Bonds (Series 2011A-B), 5.00%, 12/1/2021	2,264,380
1,400,000		Wayne County, MI Airport Authority, Junior Lien Revenue Bonds, 5.00% (National Re Holdings Corp. INS), 12/1/2023	1,481,774
1,000,000		Wayne State University, MI, General Revenue Refunding Bonds (Series 2008), 5.00% (AGM INS), 11/15/2019	1,111,320
1,355,000		West Bloomfield, MI School District, Refunding UT GO Bonds (Series 2015), 5.00%, 5/1/2020	1,547,302
1,000,000		Western Michigan University, General Revenue Refunding Bonds (Series 2009), 5.25% (AGM INS), 11/15/2019	1,112,390
500,000		Western Townships MI, Utilities Authority, Sewage Disposal System Refunding LT GO Bonds (Series 2012), 5.00%, 1/1/2023	594,275
1,000,000		Ypsilanti, MI School District, UT GO Bonds, 5.00% (National Public Finance Guarantee Corp. INS), 5/1/2023	1,055,450
		TOTAL	123,841,057
		TOTAL MUNICIPAL BONDS (IDENTIFIED COST $117,473,196)	123,841,057
		SHORT-TERM MUNICIPALS—0.6%[2]
		Michigan—0.6%
750,000		Michigan Higher Education Facilities Authority, (Series 2006) Weekly VRDNs (Albion College)/(JPMorgan Chase Bank, N.A. LOC), 0.01%, 12/3/2015 (AT AMORTIZED COST)	750,000
		TOTAL MUNICIPAL INVESTMENTS—99.2% (IDENTIFIED COST $118,223,196)[3]	124,591,057
		OTHER ASSETS AND LIABILITIES - NET—0.8%[4]	999,191
		TOTAL NET ASSETS—100%	$125,590,248
Securities that are subject to the federal alternative minimum tax (AMT) represent 3.0% of the Fund's portfolio as calculated based upon total market value.
1	Floating rate note with current maturity date shown.
2	Current rate and next reset date shown for Variable Rate Demand Notes.
3	At November 30, 2015, the cost of investments for federal tax purposes was $118,219,562. The net unrealized appreciation of investments for federal tax purposes was $6,371,495. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $6,393,524 and net unrealized depreciation from investments for those securities having an excess of cost over value of $22,029.
4	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at November 30, 2015.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Board of Trustees (the “Trustees”).
■	Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium), unless the issuer's creditworthiness is impaired or other factors indicate that amortized cost is not an accurate estimate of the investment's fair value, in which case it would be valued in the same manner as a longer-term security.
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
3

If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, or if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.
Fair Valuation Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a valuation committee (“Valuation Committee”) comprised of officers of the Fund, Federated Investment Management Company (“Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
As of November 30, 2015, all investments of the Fund utilized Level 2 inputs, in valuing the Fund's assets carried at fair value.
The following acronyms are used throughout this portfolio:
AGM	—Assured Guaranty Municipal Corp.
AMBAC	—American Municipal Bond Assurance Corporation
COL	—Collateralized
EDC	—Economic Development Corporation
GO	—General Obligation
GTD	—Guaranteed
INS	—Insured
LO	—Limited Obligation
LOC	—Letter of Credit
LT	—Limited Tax
PRF	—Pre-refunded
Q-SBLF	—Qualified School Bond Loan Fund
TOBs	—Tender Option Bonds
UT	—Unlimited Tax
VRDNs	—Variable Rate Demand Notes
4
Federated New York Municipal Income Fund
Portfolio of Investments
November 30, 2015 (unaudited)
Principal Amount			Value
		MUNICIPAL BONDS—95.3%
		Guam—1.1%
$300,000		Guam Power Authority, Revenue Bonds (Series 2014A), 5.00%, 10/1/2031	$332,730
		New York—94.2%
1,000,000		Babylon, NY IDA, Resource Recovery Bonds (Series 2009A), 5.00% (Covanta Babylon, Inc.), 1/1/2019	1,110,600
250,000		Battery Park, NY City Authority, Senior Revenue Bonds (Series 2013A), 5.00%, 11/1/2025	305,797
480,000		Brooklyn Arena Local Development Corp., NY, Pilot Revenue Bonds (Series 2009), 6.375% (Original Issue Yield: 6.476%), 7/15/2043	547,075
200,000		Build NYC Resource Corp., Revenue Refunding Bonds (Series 2014), 5.00% (New York Methodist Hospital), 7/1/2028	227,076
250,000		Cattaraugus County, NY Capital Resource Corp., Revenue Bonds, 5.00% (St. Bonaventure University), 5/1/2044	264,598
200,000		Chautauqua, NY Tobacco Asset Securitization Corp., Tobacco Settlement Asset-Backed Bonds (Series 2014), 5.00%, 6/1/2034	208,998
300,000		Dutchess County, NY Local Development Corp., Revenue Bonds (Series 2014A), 5.00% (Health Quest Systems, Inc. Obligated Group), 7/1/2034	331,242
300,000		Dutchess County, NY Local Development Corp., Revenue Bonds (Series 2015A), 5.00% (Marist College), 7/1/2040	338,454
200,000		Hempstead, NY Local Development Corp., Revenue Refunding Bonds (Series 2014), 5.00% (Adelphi University), 10/1/2034	227,840
215,000		Hudson Yards Infrastructure Corp. NY, Hudson Yards Senior Revenue Bonds (Series 2012A), 5.75%, 2/15/2047	245,341
500,000		Livingston County, NY IDA, Civic Facility Revenue Bonds (Series 2005), 6.00% (Nicholas H. Noyes Memorial Hospital Civic Facility), 7/1/2030	502,085
500,000		Long Island Power Authority, NY, Electric System General Revenue Bonds (Series 2014A), 5.00%, 9/1/2044	556,895
300,000		Madison County, NY Capital Resource Corp., Tax-Exempt Revenue Bonds (Series 2015B), 5.00% (Colgate University, 7/1/2040	342,405
300,000	[1]	Metropolitan Transportation Authority, NY, (MTA Dedicated Tax Fund), Dedicated Tax Fund Refunding Bonds (Series 2008B-3a) (Floating Rate Tender Notes), 0.38%, 11/1/2018	295,854
500,000		Metropolitan Transportation Authority, NY, Dedicated Tax Fund Bonds (Series 2009B), 5.00% (MTA Dedicated Tax Fund)/(Original Issue Yield: 5.10%), 11/15/2034	565,135
500,000		Metropolitan Transportation Authority, NY, Revenue Bonds (Series 2006A), 5.00% (MTA Transportation Revenue), 11/15/2035	518,275
500,000		Metropolitan Transportation Authority, NY, Revenue Bonds (Series 2012E), 5.00% (MTA Transportation Revenue), 11/15/2025	593,945
475,000		Monroe County, NY IDC, Revenue Bonds (Series 2011A), 5.00% (University of Rochester, NY), 7/1/2041	527,060
200,000		Monroe County, NY IDC, Tax-Exempt Revenue Bonds (Series 2015), 5.00% (Highland Hospital of Rochester), 7/1/2033	223,900
100,000		Nassau County, NY Local Economic Assistance Corp., Revenue Bonds (Series 2014), 5.00% (Catholic Health Services of Long Island Obligated Group), 7/1/2034	110,414
300,000		New Rochelle, NY Corp. for Local Development, Revenue Bonds (Series 2015), 5.00% (Iona College), 7/1/2040	327,678
500,000		New York City Liberty Development Corp., Revenue Bonds (Series 2005), 5.25% (Goldman Sachs Group, Inc.), 10/1/2035	595,685
500,000		New York City Trust For Cultural Resources, Revenue Refunding Bonds (Series 2008A), 5.00% (Museum of Modern Art), 4/1/2028	549,820
500,000		New York City Trust For Cultural Resources, Revenue Refunding Bonds (Series 2008A), 5.00% (Museum of Modern Art), 4/1/2031	548,585
300,000		New York City, NY IDA, Special Facilities Revenue Bonds, 5.50% (Terminal One Group Association), 1/1/2024	301,230
500,000		New York City, NY Municipal Water Finance Authority, Water and Sewer System Revenue Bonds (Series 2008AA), 5.00% (United States Treasury PRF 6/15/2018@100), 6/15/2022	551,115
455,000		New York City, NY TFA, Future Tax Secured Subordinate Bonds (Series 2011C), 5.50%, 11/1/2035	535,817
200,000	[1]	New York City, NY, UT GO Bonds (Fiscal 1995 Series F Subseries F-4), 0.71%, 2/15/2020	199,728
55,000		New York City, NY, UT GO Bonds (Series 2008 E-1), 6.25% (Original Issue Yield: 6.40%), 10/15/2028	63,041
445,000		New York City, NY, UT GO Bonds (Series 2008 E-1), 6.25% (United States Treasury PRF 10/15/2018@100)/(Original Issue Yield: 6.40%), 10/15/2028	511,430
400,000		New York City, NY, UT GO Bonds (Series 2012B), 5.00%, 8/1/2027	472,832
180,000		New York Convention Center Development Corp., Revenue Refunding Bonds (Hotel Unit Fee Secured) (Series 2015), 5.00%, 11/15/2040	205,605
500,000		New York Liberty Development Corp., Liberty Revenue Bonds (Series 2011), 5.75% (4 World Trade Center), 11/15/2051	576,865
400,000		New York Liberty Development Corp., Revenue Refunding Bonds (Series 2012 Class 3), 5.00% (7 World Trade Center LLC), 3/15/2044	435,720
500,000		New York State Dormitory Authority, General Purpose Revenue Bonds (Series 2011C), 5.00% (New York State Personal Income Tax Revenue Bond Fund), 3/15/2026	581,225
500,000		New York State Dormitory Authority, Revenue Bonds (Series 1998), 5.50% (Memorial Sloan-Kettering Cancer Center)/(National Public Finance Guarantee Corp. INS), 7/1/2023	620,830
1

Principal Amount			Value
		MUNICIPAL BONDS—continued
		New York—continued
$520,000		New York State Dormitory Authority, Revenue Bonds (Series 2008C), 5.00% (New York State Personal Income Tax Revenue Bond Fund), 3/15/2026	$564,725
500,000		New York State Dormitory Authority, Revenue Bonds (Series 2009C), 5.00% (School District Financing Program)/(Assured Guaranty Corp. INS), 10/1/2023	556,520
500,000		New York State Dormitory Authority, Revenue Bonds (Series 2010A), 5.00% (Cornell University), 7/1/2035	569,770
350,000		New York State Dormitory Authority, Revenue Bonds (Series 2012), 5.00% (Miriam Osborn Memorial Home Association), 7/1/2042	367,297
400,000		New York State Dormitory Authority, Revenue Bonds (Series 2012), 5.00% (Rochester, NY Institute of Technology), 7/1/2038	449,512
100,000		New York State Dormitory Authority, Revenue Bonds (Series 2012A), 5.00% (Catholic Health System Obligated Group), 7/1/2032	109,182
500,000		New York State Dormitory Authority, Revenue Bonds (Series 2012A), 5.00% (St. John's University), 7/1/2026	580,405
250,000		New York State Dormitory Authority, Revenue Bonds (Series 2012B), 5.00% (St. John's University), 7/1/2030	283,508
200,000		New York State Dormitory Authority, Revenue Bonds (Series 2013A), 5.00% (New York University), 7/1/2037	227,390
400,000		New York State Dormitory Authority, Revenue Bonds (Series 2014), 5.00% (Fordham University), 7/1/2030	456,248
300,000		New York State Dormitory Authority, Revenue Bonds (Series 2014), 5.00% (NYU Hospitals Center), 7/1/2034	336,423
200,000	[2,3]	New York State Dormitory Authority, Revenue Bonds (Series 2015), 5.00% (Orange Regional Medical Center), 12/1/2040	210,030
300,000		New York State Dormitory Authority, Revenue Bonds (Series 2015A), 5.00% (Barnard College), 7/1/2035	344,802
300,000		New York State Dormitory Authority, Revenue Bonds (Series 2015A), 5.00% (North Shore-Long Island Jewish Obligated Group), 5/1/2036	338,403
300,000		New York State Dormitory Authority, Revenue Bonds (Series 2015A), 5.00% (The New School), 7/1/2040	338,454
300,000		New York State Environmental Facilities Corp., Clean Water & Drinking Water Revolving Funds Revenue Bonds (Series 2008A), 5.00%, 6/15/2029	328,422
500,000		New York State Local Government Assistance Corp., Senior Lien Revenue Refunding Bonds (Series 2008 A-5/6), 5.00%, 4/1/2020	564,750
500,000		New York State Local Government Assistance Corp., Subordinate Lien Revenue Refunding Bonds (Series 2010A), 5.00%, 4/1/2023	575,065
220,000		New York State Thruway Authority, General Revenue Bonds (Series 2012I), 5.00% (New York State Thruway Authority - General Revenue), 1/1/2028	253,686
500,000		New York State Thruway Authority, General Revenue Bonds (Series 2014J), 5.00% (New York State Thruway Authority - General Revenue), 1/1/2027	597,050
250,000		New York State Urban Development Corp., Revenue Refunding Bonds (Series 1995), 5.70% (New York State)/(Original Issue Yield: 5.94%), 4/1/2020	274,933
500,000		New York State, UT GO Bonds (Series 2009A), 5.00% (Original Issue Yield: 5.24%), 2/15/2039	556,795
500,000		New York State, UT GO Bonds (Series 2011A), 5.00%, 2/15/2020	582,330
335,000		Niagara Area Development Corp., NY, Solid Waste Disposal Facility Revenue Refunding Bonds (Series 2012B), 4.00% (Covanta Energy Corp.), 11/1/2024	337,827
500,000		Niagara Area Development Corp., NY, Tax Exempt Revenue Bonds (Series 2012A), 5.00% (Niagara University), 5/1/2030	541,575
200,000		Niagara Tobacco Asset Securitization Corp., Tobacco Settlement Asset-Backed Bonds (Series 2014), 5.25%, 5/15/2040	222,950
250,000		Onondaga, NY Civic Development Corp., Tax Exempt Revenue Bonds (Series 2014A), 5.125% (St. Joseph's Hospital Health Center)/(Original Issue Yield: 5.375%), 7/1/2031	263,400
200,000		Oyster Bay, NY, Public Improvement Refunding Bonds (Series 2014A), 5.00%, 1/15/2019	222,416
450,000		Syracuse, NY IDA, School Facility Revenue Bonds (Series 2008A), 5.00% (Syracuse CSD, NY)/(AGM INS), 5/1/2028	487,035
300,000		Tompkins County, NY Development Corp., Continuing Care Retirement Community Revenue Bonds (Series 2014A), 5.00% (Kendal at Ithaca, Inc.), 7/1/2044	320,709
200,000		Tompkins County, NY Development Corp., Tax-Exempt Revenue Refunding Bonds (Series 2015), 5.00% (Ithaca College), 7/1/2038	224,420
500,000		Triborough Bridge & Tunnel Authority, NY, General Revenue Bonds (Series 2008A), 5.00% (Original Issue Yield: 5.10%), 11/15/2037	543,625
290,000		Triborough Bridge & Tunnel Authority, NY, General Revenue Bonds (Series 2009A-2), 5.00%, 11/15/2023	322,471
170,000		Triborough Bridge & Tunnel Authority, NY, General Revenue Bonds (Series 2009A-2), 5.00% (United States Treasury PRF 11/15/2018@100), 11/15/2023	190,024
300,000		Troy, NY Capital Resource Corporation, Revenue Bonds (Series 2015), 5.00% (Rensselaer Polytechnic Institute), 8/1/2032	344,559
400,000		TSASC, Inc. NY, Tobacco Settlement Asset-Backed Bonds (Series 2006-1), 5.125% (Original Issue Yield: 5.35%), 6/1/2042	363,576
		TOTAL	28,970,482
		TOTAL MUNICIPAL BONDS (IDENTIFIED COST $27,520,067)	29,303,212
		SHORT-TERM MUNICIPALS—4.7%[4]
		New York—4.7%
500,000		New York City, NY Municipal Water Finance Authority, Second General Resolution (Fiscal 2011 Series DD-1) Daily VRDNs (TD Bank, N.A. LIQ), 0.01%, 12/1/2015	500,000
2

Principal Amount		Value
	SHORT-TERM MUNICIPALS—continued[4]
	New York—continued
$950,000	New York City, NY TFA, Future Tax Secured Subordinate Bonds (Series 2013C-4) Daily VRDNs (JPMorgan Chase Bank, N.A. LIQ), 0.010%, 12/1/2015	$950,000
	TOTAL SHORT-TERM MUNICIPALS (AT AMORTIZED COST)	1,450,000
	TOTAL MUNICIPAL INVESTMENTS—100.0% (IDENTIFIED COST $28,970,067)[5]	30,753,212
	OTHER ASSETS AND LIABILITIES - NET—0.0%[6]	8,810
	TOTAL NET ASSETS—100%	$30,762,022
Securities that are subject to the federal alternative minimum tax (AMT) represent 1.0% of the Fund's portfolio as calculated based upon total market value.
1	Floating rate note with current maturity or tender date shown.
2	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At November 30, 2015, these restricted securities amounted to $210,030, which represented 0.7% of total net assets.
3	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At November 30, 2015, these liquid restricted securities amounted to $210,030, which represented 0.7% of total net assets.
4	Current rate and next reset date shown for Variable Rate Demand Notes.
5	At November 30, 2015, the cost of investments for federal tax purposes was $28,951,425. The net unrealized appreciation of investments for federal tax purposes was $1,801,787. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $1,821,993 and net unrealized depreciation from investments for those securities having an excess of cost over value of $20,206.
6	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at November 30, 2015.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium), unless the issuer's creditworthiness is impaired or other factors indicate that amortized cost is not an accurate estimate of the investment's fair value, in which case it would be valued in the same manner as a longer-term security.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, or if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.
Fair Valuation Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a valuation committee (“Valuation Committee”) comprised of officers of the Fund, Federated Investment Management Company (“Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods
3

(including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
As of November 30, 2015, all investments of the Fund utilized Level 2 inputs in valuing the Fund's assets carried at fair value.
The following acronyms are used throughout this portfolio:
AGM	—Assured Guaranty Municipal Corp.
CSD	—Central School District
GO	—General Obligation
IDA	—Industrial Development Authority
IDC	—Industrial Development Corporation
INS	—Insured
LIQ	—Liquidity Agreement
PRF	—Pre-refunded
TFA	—Transitional Finance Authority
UT	—Unlimited Tax
VRDNs	—Variable Rate Demand Notes
4
Federated Ohio Municipal Income Fund
Portfolio of Investments
November 30, 2015 (unaudited)
Principal Amount		Value
	MUNICIPAL BONDS—98.7%
	Guam—1.0%
$1,000,000	Guam Government Business Privilege Tax, Business Privilege Tax Bonds (Series 2012B), 5.00%, 1/1/2037	$$1,082,120
560,000	Guam Government LO (Section 30), Bonds (Series 2009A), 5.625% (Original Issue Yield: 5.875%), 12/1/2029	619,511
	TOTAL	1,701,631
	Ohio—97.5%
2,000,000	Akron, Bath & Copley, OH Joint Township Hospital District, Hospital Facilities Revenue Bonds (Series 2012), 5.00% (Akron General Health System), 1/1/2031	2,152,880
2,000,000	Akron, Bath & Copley, OH Joint Township Hospital District, Hospital Improvement & Refunding Revenue Bonds (Series 2012), 5.00% (Children's Hospital Medical Center, Akron), 11/15/2032	2,213,440
1,000,000	Akron, OH, Income Tax Revenue Refunding Bonds (Series 2012A), 5.00% (Akron, OH Community Learning Centers), 12/1/2031	1,138,250
2,000,000	Akron, OH, Income Tax Revenue Refunding Bonds (Series 2012A), 5.00% (Akron, OH Community Learning Centers), 12/1/2033	2,263,740
500,000	Akron, OH, Revenue Refunding Bonds (Series A), 5.00% (Akron, OH Community Learning Centers), 12/1/2023	589,225
2,000,000	Allen County, OH, Hospital Facilities Revenue Bonds (Series 2010B), 5.25% (Mercy Health), 9/1/2027	2,294,860
1,000,000	Allen County, OH, Hospital Facilities Revenue Refunding Bonds, 5.00% (Mercy Health), 11/1/2043	1,107,450
165,000	American Municipal Power-Ohio, Inc., Revenue Bonds (Series 2008A), 5.00% (American Municipal Power, Prairie State Energy Campus Project), 2/15/2016	166,610
115,000	American Municipal Power-Ohio, Inc., Revenue Bonds (Series 2008A), 5.25% (American Municipal Power, Prairie State Energy Campus Project), 2/15/2028	124,125
1,885,000	American Municipal Power-Ohio, Inc., Revenue Bonds (Series 2008A), 5.25% (American Municipal Power, Prairie State Energy Campus Project)/(United States Treasury PRF 2/15/2018@100), 2/15/2018	2,064,094
2,250,000	American Municipal Power-Ohio, Inc., Revenue Bonds (Series 2015A), 5.00% (American Municipal Power, Prairie State Energy Campus Project), 2/15/2029	2,594,610
1,000,000	American Municipal Power-Ohio, Inc., Revenue Refunding Bonds (Series 2015A), 5.00% (American Municipal Power, Prairie State Energy Campus Project), 2/15/2042	1,108,420
465,000	Beavercreek, OH Local School District, UT GO Bonds, 6.60% (National Public Finance Guarantee Corp. INS), 12/1/2015	465,074
2,000,000	Buckeye Tobacco Settlement Financing Authority, OH, Tobacco Settlement Asset-Backed Bonds (Series A-2), 6.50%, 6/1/2047	1,852,100
1,000,000	Centerville, OH, Health Care Fixed Rate Revenue Bonds (Series 2007A), 6.00% (Bethany Lutheran Village), 11/1/2038	1,038,250
1,000,000	Cincinnati City School District, OH, UT GO Bonds, 5.00% (National Public Finance Guarantee Corp. INS), 12/1/2017	1,083,100
3,000,000	Cincinnati, OH Water System, Revenue Bonds (Series 2015A), 5.00%, 12/1/2040	3,487,020
2,000,000	Cincinnati, OH, UT Various Purpose GO Improvement & Refunding Bonds (Series 2014A), 5.00%, 12/1/2032	2,270,100
2,105,000	Cleveland Heights & University Heights, OH City School District, School Improvement UT GO Bonds (Series 2014), 5.00%, 12/1/2051	2,271,295
1,500,000	Cleveland State University, OH, General Receipts Bonds (Series 2012), 5.00%, 6/1/2037	1,665,420
2,200,000	Cleveland, OH Airport System, Revenue Bonds, 5.00% (AGM INS), 1/1/2022	2,291,146
1,980,000	Cleveland, OH Airport System, Revenue Bonds (Series 2006A), 5.25% (AGM INS), 1/1/2018	2,138,301
365,000	Cleveland, OH Airport System, Revenue Bonds (Series 2009C), 5.00% (AGM INS), 1/1/2023	398,409
1,000,000	Cleveland, OH Municipal School District, School Improvement UT GO Bonds (Series 2015A), 5.00% (Ohio School District Credit Enhancement GTD), 12/1/2033	1,135,630
1,550,000	Cleveland, OH Public Power System, Revenue Bonds (Series 2008B-1), 5.00%, 11/15/2038	1,669,986
2,685,000	Cleveland, OH Public Power System, Revenue Refunding Bonds (Series 2010), 5.00%, 11/15/2017	2,888,818
500,000	Cleveland, OH Water, Revenue Bonds (Series 2007P), 5.00%, 1/1/2022	541,945
1,000,000	Cleveland, OH Water, Senior Lien Revenue Bonds (Series 2012X), 5.00%, 1/1/2042	1,138,100
245,000	Cleveland, OH Water, Water Revenue Bonds (Series 2007P), 5.00%, 1/1/2026	265,021
2,000,000	Cleveland, OH, LT GO Bonds, 5.50% (AGM INS), 10/1/2019	2,303,940
3,000,000	Cleveland-Cuyahoga County, OH Port Authority, Revenue Bonds (Series 2014), 5.00% (Euclid Avenue Development Corp.), 8/1/2039	3,329,130
1,000,000	Columbus, OH City School District, School Facilities Construction & Improvement UT GO Bonds (Series 2009), 5.00% (United States Treasury PRF 6/1/2019@100), 12/1/2027	1,132,970
1,000,000	Columbus, OH Sewer System, Revenue Refunding Bonds (Series 2014), 5.00%, 6/1/2031	1,185,360
505,000	Columbus, OH, LT GO Refunding Bonds, 5.00%, 7/1/2023	611,055
1

Principal Amount		Value
	MUNICIPAL BONDS—continued
	Ohio—continued
$500,000	Columbus, OH, UT GO Refunding Bonds (Series 1), 5.00%, 7/1/2028	$594,435
1,500,000	Columbus, OH, Various Purpose LT GO Bonds (Series 2013B), 5.00%, 8/15/2028	1,786,740
1,340,000	Cuyahoga County, OH Sales Tax, Various Purpose Sales Tax Revenue Bonds (Series 2014), 5.00%, 12/1/2034	1,563,874
1,000,000	Cuyahoga County, OH, LT GO Convention Hotel Project, 5.00%, 12/1/2036	1,117,290
220,000	Cuyahoga, OH CCD, General Receipts Revenue Bonds (Series 2012D), 5.00%, 8/1/2026	256,010
2,000,000	Dayton CSD, OH, School Facilities Construction & Improvement UT GO Bonds (Series 2013A), 5.00% (Ohio School District Credit Enhancement GTD), 11/1/2021	2,356,540
1,335,000	Dayton, OH Airport, Airport Revenue Refunding Bonds (Series 2014A), 5.00% (James M. Cox Dayton International Airport)/(AGM INS), 12/1/2026	1,503,851
2,000,000	Fairfield County, OH, LT GO Bonds (Series 2015), 4.00%, 12/1/2040	2,042,500
3,000,000	Franklin County, OH Convention Facilities Authority, Revenue Bonds, 5.00% (AMBAC INS), 12/1/2015	3,000,390
2,000,000	Franklin County, OH Convention Facilities Authority, Tax & Lease Revenue Anticipation & Refunding Bonds (Series 2014), 5.00%, 12/1/2035	2,279,660
2,400,000	Franklin County, OH Health Care Facilities, Improvement Revenue Bonds (Series 2010A), 5.625% (Ohio Presbyterian Retirement Services)/(Original Issue Yield: 5.75%), 7/1/2026	2,590,032
1,000,000	Franklin County, OH Health Care Facilities, Refunding & Improvement Bonds (Series 2014), 5.00% (Friendship Village of Dublin, OH, Inc.), 11/15/2044	1,076,990
1,000,000	Franklin County, OH Hospital Facility Authority, Hospital Facilities Revenue Bonds (Series 2015), 5.00% (OhioHealth Corp,), 5/15/2040	1,122,450
1,535,000	Franklin County, OH Hospital Facility Authority, Hospital Improvement Revenue Bonds (Series 2009), 5.00% (Nationwide Children's Hospital)/(Original Issue Yield: 5.11%), 11/1/2034	1,693,090
2,165,000	Franklin County, OH, Various Purpose LT GO Bonds, 5.00% (United States Treasury PRF 12/1/2017@100), 12/1/2031	2,348,072
2,000,000	Hamilton County, OH Convention Facilities Authority, Convention Facilities Authority Revenue & Refunding Bonds (Series 2014), 5.00%, 12/1/2032	2,262,960
2,850,000	Hamilton County, OH Sales Tax Revenue Refunding Bonds (Series 2011A), 5.00%, 12/1/2032	3,164,298
280,000	Hamilton, OH, LT GO Various Purpose Bonds, 5.00% (AGM INS), 11/1/2021	314,451
300,000	Hamilton, OH, LT GO Various Purpose Refunding Bonds, 5.00%, 11/1/2021	336,912
1,555,000	Jobs Ohio Beverage System, OH, Statewide Senior Lien Liquor Profits Tax-Exempt Revenue Bonds (Series 2013A), 5.00%, 1/1/2038	1,737,433
2,000,000	Kent State University, OH, General Receipts Bonds (Series 2009B), 5.00% (AGM INS), 5/1/2028	2,207,580
615,000	Kent State University, OH, General Receipts Revenue Bonds (Series 2009B), 5.00% (AGM INS), 5/1/2023	685,479
1,860,000	Kettering, OH City School District, UT GO Bonds, 4.75% (AGM INS), 12/1/2020	1,970,614
400,000	Kettering, OH City School District, UT GO School Improvement Refunding Bonds, 4.75% (AGM INS), 12/1/2022	423,100
1,000,000	Lorain County, OH, Hospital Revenue Bonds (Series 2006H), 5.00% (Mercy Health)/(AGM INS), 2/1/2024	1,076,960
2,000,000	Lucas County, OH, Hospital Revenue Bonds (Series 2011A), 6.50% (ProMedica Healthcare Obligated Group), 11/15/2037	2,460,200
1,090,000	Marysville, OH Wastewater Treatment System, Revenue Bonds, 4.75% (AGM INS)/(Original Issue Yield: 4.80%), 12/1/2046	1,126,275
1,000,000	Miami County, OH, Hospital Facilities Revenue & Refunding Bonds (Series 2006), 5.25% (Upper Valley Medical Center, OH), 5/15/2021	1,019,540
2,000,000	Miami University, OH, General Receipts Revenue & Refunding Bonds (Series 2011), 5.00%, 9/1/2031	2,333,920
500,000	Miami University, OH, General Receipts Revenue & Refunding Bonds (Series 2011), 5.00%, 9/1/2036	575,400
500,000	Miami University, OH, Revenue Refunding Bonds, 5.00%, 9/1/2026	573,690
1,600,000	Miamisburg, OH City School District, School Facilities Construction & Improvement UT GO Bonds, 5.00%, 12/1/2024	1,770,784
500,000	Middletown, OH, LT GO Refunding and Improvement Bonds, 5.00% (AGM INS), 12/1/2021	547,350
1,000,000	Montgomery County, OH, Revenue Bonds (Series 2008D), 6.125% (Catholic Health Initiatives)/(Original Issue Yield: 6.30%, 10/1/2028	1,118,930
1,000,000	Muskingum County, OH, Hospital Facilities Revenue Bonds (Series 2013), 5.00% (Genesis Healthcare Corp.)/(Original Issue Yield: 5.08%), 2/15/2044	1,024,850
2,000,000	Northeast OH Regional Sewer District, Wastewater Improvement Revenue Bonds (Series 2013), 5.00%, 11/15/2038	2,264,080
1,000,000	Northeast OH Regional Sewer District, Wastewater Improvement Revenue Refunding Bonds (Series 2014), 5.00%, 11/15/2049	1,134,540
1,415,000	Oak Hills, OH Local School District, UT GO Bonds, 5.00% (AGM INS), 12/1/2015	1,415,184
185,000	Ohio HFA SFM, Revenue Bond (Series 1), 3.25%, 5/1/2020	183,990
2,000,000	Ohio State Air Quality Development Authority, Air Quality Revenue Refunding Bonds (Series 2009B), 5.80% (Columbus Southern Power Company), 12/1/2038	2,203,860
1,150,000	Ohio State Air Quality Development Authority, Environmental Improvement Revenue Bonds (Series 2010), 5.00% (Buckeye Power, Inc.), 12/1/2021	1,293,808
2

Principal Amount			Value
		MUNICIPAL BONDS—continued
		Ohio—continued
$1,455,000		Ohio State Air Quality Development Authority, Revenue Bonds (Series 2009A), 5.70% (FirstEnergy Solutions Corp.), 8/1/2020	$1,585,819
400,000		Ohio State Building Authority, Administration Building Fund Revenue Bonds (Series 2009A), 5.00%, 10/1/2023	450,412
2,000,000		Ohio State Higher Educational Facility Commission, Higher Educational Facility Revenue Bonds (Series 2015), 5.00% (Kenyon College, OH), 7/1/2041	2,235,560
1,875,000		Ohio State Higher Educational Facility Commission, Hospital Revenue Bonds (Series 2007A), 5.25% (University Hospitals Health System, Inc.), 1/15/2046	1,924,406
300,000		Ohio State Higher Educational Facility Commission, Revenue Bonds, 4.75% (Mount Union College), 10/1/2016	309,696
245,000		Ohio State Higher Educational Facility Commission, Revenue Bonds, 5.00% (Kenyon College, OH), 7/1/2041	250,027
1,000,000		Ohio State Higher Educational Facility Commission, Revenue Bonds (Series 2011A), 5.375% (University of Dayton)/(Original Issue Yield: 5.48%), 12/1/2030	1,145,710
1,830,000		Ohio State Higher Educational Facility Commission, Revenue Bonds (Series 2013), 5.00% (University of Dayton), 12/1/2031	2,069,492
1,000,000		Ohio State Higher Educational Facility Commission, Revenue Refunding Bonds (Series 2008C), 5.00% (Case Western Reserve University, OH), 12/1/2029	1,067,410
3,325,000		Ohio State Treasurer Private Activity, Revenue Bonds (Series 2015), 5.00% (Portsmouth Gateway Group LLC), 12/31/2039	3,606,727
240,000		Ohio State Turnpike & Infrastructure Commission, Revenue Refunding Bonds (Series 2009A), 5.00%, 2/15/2021	263,626
1,000,000		Ohio State Turnpike & Infrastructure Commission, Revenue Refunding Bonds (Series 2010A), 5.00%, 2/15/2031	1,126,950
1,000,000		Ohio State Turnpike & Infrastructure Commission, Turnpike Junior Lien Revenue Bonds (Series 2013A-1), 5.00% (Original Issue Yield: 5.05%), 2/15/2048	1,092,390
1,000,000		Ohio State Turnpike & Infrastructure Commission, Turnpike Revenue Refunding Bonds (Series 1998A), 5.50% (National Re Holdings Corp. INS), 2/15/2024	1,255,960
1,810,000		Ohio State University, General Receipts Bonds (Series 2008A), 5.00%, 12/1/2027	2,003,199
190,000		Ohio State University, General Receipts Bonds (Series 2008A), 5.00% (United States Treasury PRF 12/1/2018@100), 12/1/2027	212,506
340,000		Ohio State University, Revenue Bonds (Series 2008A), 4.25%, 12/1/2024	361,029
255,000		Ohio State University, Revenue Bonds (Series 2008A), 5.00%, 12/1/2026	282,538
1,000,000		Ohio State University, Special Purpose General Receipts Bonds (Series 2013A), 5.00%, 6/1/2038	1,130,610
1,000,000		Ohio State Water Development Authority, Drinking Water Assistance Fund Revenue Refunding Bonds (Series 2008), 5.00% (United States Treasury PRF 6/1/2018@100), 12/1/2021	1,099,840
1,000,000		Ohio State Water Development Authority, Revenue Refunding Bonds (Series 2008), 5.00% (United States Treasury PRF 6/1/2018@100), 6/1/2028	1,099,840
1,500,000		Ohio State, Common Schools UT GO Bonds (Series 2011B), 5.00%, 9/15/2024	1,757,745
4,000,000		Ohio State, Higher Education UT GO Bonds (Series 2015C), 5.00%, 11/1/2033	4,735,000
1,500,000		Ohio State, Hospital Revenue Bonds, 5.00% (Cleveland Clinic), 1/1/2031	1,722,330
1,200,000		Ohio State, Hospital Revenue Refunding Bonds (Series 2008A), 5.25% (Cleveland Clinic)/(Original Issue Yield: 5.37%), 1/1/2033	1,297,488
1,000,000		Ohio State, Major New State Infrastructure Project Revenue Bonds (Series 2008-1), 5.75% (United States Treasury PRF 6/15/2018@100), 6/15/2019	1,119,950
2,310,000		Ohio State, UT GO Bonds, 4.25%, 5/1/2016	2,348,947
525,000		Ohio State, UT GO Conservation Project Bonds (Series 2011A), 5.25%, 9/1/2022	612,344
2,000,000		Ohio University, General Receipts Bonds (Series 2013), 5.00%, 12/1/2043	2,220,280
350,171	[1,2]	Port Authority for Columbiana County, OH, Solid Waste Facility Revenue Bonds (Series 2004A), 7.25% (Apex Environmental LLC)/(Original Issue Yield: 7.30%), 8/1/2034	59,494
48,069	[1,2]	Port Authority for Columbiana County, OH, Solid Waste Facility Revenue Bonds (Series 2012D), 10.82% (Apex Environmental LLC), 8/1/2034	8,167
1,190,000		Rickenbacker, OH Port Authority, Capital Funding Revenue Bonds (Series 2002A), 5.375% (OASBO Expanded Asset Pooled Financing Program)/(Original Issue Yield: 5.60%), 1/1/2032	1,275,716
470,000		River Valley, OH Local School District, UT GO School Facilities Bonds, 5.25% (School District Credit Program GTD), 11/1/2023	575,618
700,000		South Euclid, OH, LT GO Real Estate Acquisition and Urban Development Bonds, 5.00%, 6/1/2032	790,090
1,250,000		Southeastern Ohio Port Authority, OH, Hospital Facilities Revenue Refunding & Improvement Bonds (Series 2012), 6.00% (Memorial Health System, OH)/(Original Issue Yield: 6.02%), 12/1/2042	1,360,775
500,000		Switzerland, OH Local School District, UT GO School Improvement Refunding Bonds, 5.00% (School District Credit Program GTD), 12/1/2027	577,815
1,000,000		Toledo, OH Water System, Revenue Improvement and Refunding Bonds (Series 2013), 5.00%, 11/15/2032	1,155,150
1,500,000		Toledo-Lucas County, OH Port Authority, Revenue Bonds, 6.45% (CSX Corp.), 12/15/2021	1,860,180
2,000,000		University of Akron, OH, General Receipts Bonds (Series 2008B), 5.25% (United States Treasury PRF 1/1/2018@100), 1/1/2027	2,180,680
1,020,000		University of Akron, OH, General Receipts Bonds (Series 2015A), 5.00%, 1/1/2030	1,177,651
3

Principal Amount			Value
		MUNICIPAL BONDS—continued
		Ohio—continued
$1,000,000		University of Cincinnati, OH, General Receipts Bonds (Series 2014C), 5.00%, 6/1/2041	$1,137,320
1,000,000	[3]	University of Cincinnati, OH, General Receipts Floating Rate Notes (Series 2015A), 0.606%, 6/1/2018	1,001,670
		TOTAL	167,086,143
		Puerto Rico—0.2%
1,000,000		Puerto Rico Government Development Bank (GDB), Senior Notes (Series 2006B), 5.00%, 12/1/2017	299,740
		TOTAL MUNICIPAL BONDS (IDENTIFIED COST $162,426,436)	169,087,514
		TOTAL INVESTMENTS—98.7% (IDENTIFIED COST $162,426,436)[4]	169,087,514
		OTHER ASSETS AND LIABILITIES - NET—1.3%[5]	2,153,028
		TOTAL NET ASSETS—100%	$171,240,542
Securities that are subject to the federal alternative minimum tax (AMT) represent 3.0% of the Fund's portfolio as calculated based upon total market value.
At November 30, 2015, the Fund had no outstanding futures contracts. The average notional value of futures contracts held by the Fund throughout the period was $6,744,873. This is based on amounts held as of each month-end throughout the nine-month fiscal period.
1	Non-income-producing security.
2	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At November 30, 2015, these restricted securities amounted to $67,661, which represented 0.04% of total net assets.
3	Floating rate note with current rate and next reset date shown.
4	At November 30, 2015, the cost of investments for federal tax purposes was $162,317,036. The net unrealized appreciation of investments for federal tax purposes was $6,770,478. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $8,003,511 and net unrealized depreciation from investments for those securities having an excess of cost over value of $1,233,033.
5	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at November 30, 2015.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Fund's Board of Trustees (the “Trustees”).
■	Fixed-income securities acquired remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium), unless the issuer's creditworthiness is impaired or other factors indicate that amortized cost is not an accurate estimate of the investment's fair value, in which case it would be valued in the same manner as a longer-term security.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, or if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.
Fair Valuation Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a valuation committee (“Valuation Committee”) comprised of officers of the Fund, Federated Investment Management Company (“Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing
4

third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
As of November 30, 2015, all investments of the Fund utilized Level 2 inputs in valuing the Fund's assets carried at fair value.
The following acronyms are used throughout this portfolio:
AGM	—Assured Guaranty Municipal Corp.
AMBAC	—American Municipal Bond Assurance Corporation
CCD	—Community College District
CSD	—Central School District
GO	—General Obligation
GTD	—Guaranteed
HFA	—Housing Finance Authority
INS	—Insured
LO	—Limited Obligation
LT	—Limited Tax
PRF	—Pre-refunded
SFM	—Single Family Mortgage
UT	—Unlimited Tax
5
Federated Pennsylvania Municipal Income Fund
Portfolio of Investments
November 30, 2015 (unaudited)
Principal Amount		Value
	MUNICIPAL BONDS—98.2%
	Pennsylvania—98.2%
$2,000,000	Allegheny County Sanitation Authority, Sewer Revenue Bonds (Series 2015), 5.00%, 12/1/2045	$2,231,680
1,450,000	Allegheny County, PA Airport Authority, Airport Revenue Bonds (Series 2012A-1), 5.00% (Pittsburgh International Airport), 1/1/2023	1,662,266
1,550,000	Allegheny County, PA Airport Authority, Airport Revenue Bonds (Series 2012A-1), 5.00% (Pittsburgh International Airport), 1/1/2024	1,759,048
3,555,000	Allegheny County, PA HDA, Hospital Revenue Bonds (Series 2008A), 5.00% (UPMC Health System), 6/15/2018	3,913,451
1,385,000	Allegheny County, PA IDA, Environmental Improvement Revenue Refunding Bonds (Series 2005), 5.50% (United States Steel Corp.), 11/1/2016	1,245,060
580,000	Allegheny County, PA IDA, Lease Revenue Bonds (Series 2006), 5.125% (Residential Resources Inc. Project), 9/1/2031	582,059
2,000,000	Allegheny County, PA Port Authority, Special Revenue Transportation Refunding Bonds (Series 2011), 5.00% (Original Issue Yield: 5.20%), 3/1/2026	2,289,860
1,715,000	Allegheny County, PA Port Authority, Special Revenue Transportation Refunding Bonds (Series 2011), 5.75%, 3/1/2029	2,028,193
2,500,000	Allegheny County, PA, GO Refunding Bonds (Series C-73), 5.00%, 12/1/2019	2,860,325
2,250,000	Allentown, PA Neighborhood Improvement Zone Development Authority, Tax Revenue Bonds (Series 2012A), 5.00%, 5/1/2035	2,361,487
3,000,000	Berks County, PA Municipal Authority, Revenue Bonds (Series 2012A), 5.00% (Reading Hospital & Medical Center), 11/1/2044	3,242,310
2,000,000	Bethlehem, PA Authority, GTD Water Revenue Bonds (Series 2014), 5.00% (Bethlehem, PA)/(Build America Mutual Assurance INS), 11/15/2030	2,266,940
1,360,000	Bethlehem, PA Authority, GTD Water Revenue Bonds (Series 2014), 5.00% (Bethlehem, PA)/(Build America Mutual Assurance INS), 11/15/2031	1,536,950
1,055,000	Catasauqua, PA Area School District, UT GO Bonds, 5.00% (AGM INS), 2/15/2031	1,063,271
1,000,000	Chartiers Valley, PA School District, UT GO Bonds (Series 2015B), 5.00% (State Aid Withholding GTD), 10/15/2040	1,130,060
2,530,000	Cheltenham Twp, PA School District, LT GO Bonds (Series 2014), 5.00% (State Aid Withholding GTD), 2/15/2040	2,810,653
2,000,000	Chester County, PA HEFA, Revenue Bonds (Series 2006), 5.00% (Devereux Foundation), 11/1/2031	2,033,960
1,900,000	Chester, PA Water Authority, Water Revenue Bonds (Series 2014), 5.00%, 12/1/2039	2,160,908
2,000,000	Clairton Municipal Authority, PA, Sewer Revenue Bonds (Series 2012B), 5.00%, 12/1/2037	2,151,440
1,500,000	Clarion County, PA IDA, Water Facility Revenue Refunding Bonds (Series 2009), 5.50% (Pennsylvania American Water Co.), 12/1/2039	1,632,180
2,000,000	Commonwealth Financing Authority of PA, Revenue Bonds (Series 2013B), 5.00% (Commonwealth of Pennsylvania), 6/1/2036	2,192,620
2,000,000	Commonwealth of Pennsylvania, UT GO Bonds (First Series 2011), 5.00%, 11/15/2030	2,311,580
2,355,000	Commonwealth of Pennsylvania, UT GO Bonds (First Series 2012), 5.00%, 6/1/2022	2,781,726
2,000,000	Cumberland County, PA Municipal Authority, Revenue Bonds (Series 2007A), 5.00% (Diakon Lutheran Social Ministries)/(United States Treasury PRF 1/1/2017@100), 1/1/2036	2,091,540
905,000	Cumberland County, PA Municipal Authority, Revenue Bonds (Series 2015), 5.00% (Diakon Lutheran Social Ministries), 1/1/2038	967,653
1,000,000	Cumberland County, PA Municipal Authority, Revenue Refunding Bonds (Series 2012), 5.25% (Asbury Pennsylvania Obligated Group), 1/1/2041	1,037,080
2,500,000	Dauphin County, PA General Authority, Health System Revenue Bonds (Series 2012A), 5.00% (Pinnacle Health System), 6/1/2042	2,696,800
1,000,000	Delaware County, PA Authority, Revenue Bonds (Series 2015), 5.00% (Villanova University), 8/1/2045	1,114,290
1,000,000	Delaware County, PA IDA, Solid Waste Disposal Revenue Bonds (Series 2015), 5.00% (Covanta Energy Corp.), 7/1/2043	1,005,040
1,250,000	Delaware County, PA Regional Water Quality Control Authority, Sewer Revenue Bonds (Series 2015), 5.00%, 5/1/2040	1,416,475
2,350,000	Delaware River Port Authority, Revenue Bonds (Series 2010D), 5.00%, 1/1/2028	2,621,331
1,105,000	Erie County, NY Water Authority, Revenue Refunding Bonds (Series 2014), 5.00% (AGM INS), 12/1/2034	1,260,440
1,500,000	Erie County, PA Hospital Authority, Revenue Bonds (Series 2006), 5.00% (UPMC Health System)/(CIFG Assurance NA INS), 11/1/2035	1,516,260
1,000,000	Erie, PA Higher Education Building Authority, Revenue Bonds (Series 2007 GG3), 5.00% (Gannon University)/(Assured Guaranty Corp. INS), 5/1/2032	1,018,480
2,250,000	Geisinger Authority, PA Health System, Health System Revenue Bonds (Series 2009A), 5.25% (Geisinger Health System), 6/1/2039	2,466,585
2,260,000	Geisinger Authority, PA Health System, Revenue Bonds (Series 2014A), 5.00% (Geisinger Health System), 6/1/2041	2,516,239
2,000,000	Harrisburg, PA Authority, Water Revenue Refunding Bonds (Series 2008), 5.25% (Original Issue Yield: 5.35%), 7/15/2031	2,030,460
1,260,000	Haverford Twp, PA School District, UT GO Bonds (Series 2015A), 5.00% (State Aid Withholding GTD), 3/15/2029	1,437,169
1

Principal Amount		Value
	MUNICIPAL BONDS—continued
	Pennsylvania—continued
$785,000	Lancaster County, PA Hospital Authority, Health Center Revenue Bonds (Series 2015), 5.00% (Masonic Villages), 11/1/2035	$876,099
1,000,000	Lancaster County, PA Hospital Authority, Health Center Revenue Refunding Bonds (Series 2015A), 5.00% (Landis Homes Retirement Community)/(Original Issue Yield: 5.03%), 7/1/2045	1,018,260
1,215,000	Lancaster County, PA Hospital Authority, Health System Revenue Bonds (Series 2012B), 5.00% (Lancaster General Hospital), 7/1/2042	1,318,251
1,000,000	Lancaster County, PA Solid Waste Management Authority, GTD Authority Bonds (Series 2013B), 5.00% (Dauphin County, PA GTD), 12/15/2033	1,137,360
1,000,000	Lancaster, PA Higher Education Authority, College Revenue Bonds, 5.00% (Franklin & Marshall College), 4/15/2019	1,017,380
2,250,000	Lycoming County PA Authority, College Revenue Bonds (Series 2008), 5.50% (Pennsylvania College of Technology)/(Assured Guaranty Corp. INS), 10/1/2032	2,434,050
2,200,000	Lycoming County PA Authority, Revenue Bonds (Series A), 5.75% (Susquehanna Health System)/(Original Issue Yield: 5.90%), 7/1/2039	2,372,326
2,000,000	Montgomery County, PA Higher Education & Health Authority Hospital, Revenue Bonds (Series 2006FF1), 5.00% (Dickinson College)/(CIFG Assurance NA INS), 5/1/2031	2,032,080
1,100,000	Montgomery County, PA IDA, Retirement Communities Revenue Refunding Bonds (Series 2012), 5.00% (ACTS Retirement Life Communities, Inc.), 11/15/2028	1,181,543
400,000	Montgomery County, PA IDA, Retirement Communities Revenue Refunding Bonds (Series 2012), 5.00% (ACTS Retirement Life Communities, Inc.), 11/15/2029	428,912
1,000,000	New Wilmington, PA Municipal Authority, Revenue Bonds (Series 2007GG4), 5.125% (Westminster College)/(Assured Guaranty Corp. INS), 5/1/2033	1,019,640
2,000,000	Pennsylvania Economic Development Financing Authority, Tax-Exempt Private Activity Revenue Bonds (Series 2015), 5.00% (Pennsylvania Rapid Bridge Replacement), 6/30/2042	2,138,160
1,000,000	Pennsylvania EDFA, Exempt Facilities Revenue Bonds (Series 2012A), 5.00% (Amtrak), 11/1/2041	1,073,010
1,000,000	Pennsylvania EDFA, Exempt Facilities Revenue Refunding Bonds (Series 2014), 5.50% (National Gypsum Co.), 11/1/2044	1,030,500
2,000,000	Pennsylvania EDFA, Junior GTD Parking Revenue Bonds (Series 2013B-1), 6.00% (Dauphin County, PA GTD), 7/1/2053	2,376,960
700,000	Pennsylvania EDFA, Revenue Bonds (Series 1998A), 5.25% (Northwestern Human Services, Inc.)/(Original Issue Yield: 5.668%), 6/1/2028	700,427
1,500,000	Pennsylvania EDFA, Revenue Bonds (Series 2014A), 5.00% (UPMC Health System), 2/1/2045	1,653,945
1,000,000	Pennsylvania EDFA, Solid Waste Disposal Revenue Bonds, Project A, 5.10% (Waste Management, Inc.), 10/1/2027	1,013,770
1,000,000	Pennsylvania EDFA, Tax-Exempt Private Activity Revenue Bonds (Series 2015), 5.00% (Pennsylvania Rapid Bridge Replacement), 12/31/2038	1,076,610
2,000,000	Pennsylvania EDFA, Water Facilities Revenue Bonds (Series 2009), 6.20% (Pennsylvania American Water Co.), 4/1/2039	2,275,480
2,000,000	Pennsylvania EDFA, Water Facilities Revenue Bonds (Series 2009B), 5.00% (Aqua Pennsylvania, Inc.), 11/15/2040	2,216,680
1,500,000	Pennsylvania Intergovernmental Coop Authority, Special Tax Revenue Refunding Bonds (Series 2009), 5.00%, 6/15/2022	1,669,740
1,000,000	Pennsylvania Intergovernmental Coop Authority, Special Tax Revenue Refunding Bonds (Series 2010), 5.00%, 6/15/2018	1,101,630
1,020,000	Pennsylvania State Higher Education Facilities Authority, 5.125% (Gwynedd-Mercy College)/(Assured Guaranty Corp. INS), 5/1/2032	1,048,366
1,000,000	Pennsylvania State Higher Education Facilities Authority, College Revenue Bonds (Series 2007), 5.00% (Bryn Mawr College)/(AMBAC Financial Group, Inc. INS), 12/1/2037	1,048,840
1,000,000	Pennsylvania State Higher Education Facilities Authority, Fixed Rate Revenue Bonds (Series 2015A), 5.25% (Thomas Jefferson University), 9/1/2050	1,108,050
2,000,000	Pennsylvania State Higher Education Facilities Authority, Revenue Bonds (First Series of 2012), 5.00% (Temple University), 4/1/2035	2,238,980
1,000,000	Pennsylvania State Higher Education Facilities Authority, Revenue Bonds (Series 2006-FF2), 5.00% (Elizabethtown College)/(Assured Guaranty Corp. INS), 12/15/2027	1,019,630
1,500,000	Pennsylvania State Higher Education Facilities Authority, Revenue Bonds (Series 2009), 5.00% (Carnegie Mellon University), 8/1/2021	1,674,495
1,000,000	Pennsylvania State Higher Education Facilities Authority, Revenue Bonds (Series 2009A), 5.25% (University of Pennsylvania Health System), 8/15/2022	1,136,400
2,000,000	Pennsylvania State Higher Education Facilities Authority, Revenue Bonds (Series 200B), 5.50% (University of Pennsylvania Health System)/(United States Treasury COL)/(Original Issue Yield: 5.65%), 8/15/2018	2,240,320
1,100,000	Pennsylvania State Higher Education Facilities Authority, Revenue Bonds (Series 2010), 5.00% (Thomas Jefferson University), 3/1/2040	1,174,932
1,500,000	Pennsylvania State Higher Education Facilities Authority, Revenue Bonds (Series 2012A), 5.00% (University of Pennsylvania Health System), 8/15/2042	1,644,690
1,630,000	Pennsylvania State Higher Education Facilities Authority, Revenue Bonds (Series 2015), 5.00% (University of the Sciences in Philadelphia), 11/1/2036	1,831,924
2

Principal Amount			Value
		MUNICIPAL BONDS—continued
		Pennsylvania—continued
$1,000,000		Pennsylvania State Higher Education Facilities Authority, Revenue Refunding Bonds (Series 2015A), 5.00% (University of Pennsylvania), 10/1/2036	$1,171,080
2,000,000		Pennsylvania State Higher Education Facilities Authority, Student Housing Revenue Bonds, 5.125% (Foundation for Indiana University of Pennsylvania)/(Syncora Guarantee, Inc. INS), 7/1/2039	2,012,480
5,740,000		Pennsylvania State Turnpike Commission, Turnpike Revenue Bonds (Series 2006A), 5.00% (United States Treasury PRF 6/1/2016@100), 12/1/2026	5,875,808
1,000,000		Pennsylvania State Turnpike Commission, Turnpike Revenue Bonds (Series 2011E), 5.00%, 12/1/2030	1,133,780
2,000,000		Pennsylvania State Turnpike Commission, Turnpike Subordinate Revenue Bonds (Series 2009B), 5.125% (Original Issue Yield: 5.30%), 12/1/2040	2,217,420
1,000,000		Pennsylvania State Turnpike Commission, Turnpike Subordinate Revenue Bonds (Sub-Series B-1 of 2015), 5.00%, 12/1/2045	1,100,830
2,000,000	[1]	Pennsylvania State Turnpike Commission, Variable Rate Subordinate Lien Revenue Bonds (SIFMA Index Bonds) (Series 2015A-2), 0.81%, 12/1/2045	1,997,060
1,430,000	[1]	Pennsylvania State Turnpike Commission, Variable Rate Turnpike Revenue Bonds (Series 2013B), 1.28%, 12/1/2020	1,440,568
2,440,000		Pennsylvania State Turnpike Commission-Motor License Fund Enhanced, Motor License Fund-Enhanced Turnpike Subordinate Special Revenue Bonds (Series 2011A), 5.50% (Original Issue Yield: 5.55%), 12/1/2041	2,767,960
2,000,000		Pennsylvania State Turnpike Commission-Motor License Fund Enhanced, Motor License Fund-Enhanced Turnpike Subordinate Special Revenue Bonds (Series 2011A), 6.00%, 12/1/2036	2,344,260
1,600,000		Philadelphia Authority for Industrial Development, Senior Living Revenue Bonds (Series 2005A), 5.625% (PresbyHomes Germantown/Morrisville), 7/1/2035	1,619,360
2,000,000		Philadelphia, PA Airport System, Airport Revenue Refunding Bonds (Series 2010D), 5.25%, 6/15/2028	2,212,320
1,210,000		Philadelphia, PA Authority for Industrial Development, Revenue Bonds (Series 2012), 6.625% (New Foundations Charter School), 12/15/2041	1,330,177
2,350,000		Philadelphia, PA Gas Works, Revenue Bonds (Seventh Series 1998 General Ordinance), 5.00% (AMBAC Financial Group, Inc. INS), 10/1/2037	2,487,146
2,000,000		Philadelphia, PA Hospitals & Higher Education Facilities Authority, Hospital Revenue Bonds (Series 2011D), 5.00% (Children's Hospital of Philadelphia), 7/1/2028	2,273,660
1,670,000		Philadelphia, PA Hospitals & Higher Education Facilities Authority, Hospital Revenue Bonds (Series 2012A), 5.625% (Temple University Health System Obligated Group)/(Original Issue Yield: 5.875%), 7/1/2042	1,788,754
1,040,000		Philadelphia, PA Hospitals & Higher Education Facilities Authority, Hospital Revenue Bonds (Series 2014A), 5.00% (Children's Hospital of Philadelphia), 7/1/2042	1,164,623
5,000		Philadelphia, PA School District, LT GO Bonds (Series 2008E), 6.00% (United States Treasury PRF 9/1/2018@100), 9/1/2038	5,676
40,000		Philadelphia, PA School District, LT GO Bonds (Series 2008E), 6.00% (United States Treasury PRF 9/1/2018@100)/(Original Issue Yield: 6.30%), 9/1/2038	45,408
5,000		Philadelphia, PA School District, LT GO Bonds (Series 2008E), 6.00% (United States Treasury PRF 9/1/2018@100)/(Original Issue Yield: 6.30%), 9/1/2038	5,676
3,000,000		Philadelphia, PA Water & Wastewater System, Revenue Refunding Bonds (Series 2012), 5.00%, 11/1/2028	3,450,780
750,000		Philadelphia, PA Water & Wastewater System, Water and Wastewater Revenue Bonds (Series 2009A), 5.25% (Original Issue Yield: 5.33%), 1/1/2036	821,873
1,000,000		Pittsburgh, PA Public Parking Authority, Parking System Revenue Refunding Bonds (Series 2015A), 5.00%, 12/1/2025	1,186,800
1,035,000		Pittsburgh, PA Urban Redevelopment Authority, Tax Allocation, 4.50% (Center Triangle), 5/1/2019	1,087,143
2,000,000		Pittsburgh, PA Water & Sewer Authority, Water and Sewer System Revenue Bonds (Series 2008 D-1), 5.00% (AGM INS), 9/1/2025	2,184,320
3,000,000		Pittsburgh, PA, UT GO Bonds (Series 2012B), 5.00%, 9/1/2026	3,461,880
1,075,000		Reading Area Water Authority, PA, Water Revenue Bonds (Series 2011), 5.00% (Original Issue Yield: 5.08%), 12/1/2031	1,194,175
1,500,000		Reading Area Water Authority, PA, Water Revenue Bonds (Series 2011), 5.25% (Original Issue Yield: 5.27%), 12/1/2036	1,676,280
1,000,000		South Fork Municipal Authority, PA, Hospital Revenue Bonds (Series 2010), 5.50% (Conemaugh Valley Memorial Hospital)/(United States Treasury PRF 7/1/2020@100)/(Original Issue Yield: 5.72%), 7/1/2029	1,186,400
1,140,000		Southcentral PA, General Authority, Revenue Bonds (Series 2014A), 5.00% (Wellspan Health Obligated Group), 6/1/2026	1,347,206
1,000,000		Southeastern, PA Transportation Authority, Capital Grant Receipts Bonds (Series 2011), 5.00%, 6/1/2025	1,145,540
1,000,000		Southeastern, PA Transportation Authority, Capital Grant Receipts Bonds (Series 2011), 5.00%, 6/1/2028	1,131,260
1,000,000		Southeastern, PA Transportation Authority, Revenue Refunding Bonds (Series 2010), 5.00%, 3/1/2018	1,089,280
2,000,000		St. Mary Hospital Authority, PA, Health System Revenue Bonds (Series 2012A), 5.00% (CHE Trinity Healthcare Credit Group), 11/15/2026	2,269,320
2,000,000		State Public School Building Authority, PA, School Revenue Bonds, 5.00% (Haverford Twp, PA School District)/(United States Treasury PRF 3/15/2016@100), 3/15/2029	2,027,720
1,000,000		Union County, PA Higher Educational Facilities Financing Authority, University Revenue Bonds (Series 2012A), 5.00% (Bucknell University), 4/1/2042	1,149,370
3

Principal Amount		Value
	MUNICIPAL BONDS—continued
	Pennsylvania—continued
$1,000,000	Union County, PA Higher Educational Facilities Financing Authority, University Revenue Bonds (Series 2015B), 5.00% (Bucknell University), 4/1/2032	$1,173,320
3,000,000	West View, PA Municipal Authority Water Revenue, Revenue Bonds (Series 2014), 5.00%, 11/15/2039	3,390,240
1,685,000	Wilkes-Barre, PA Finance Authority, Revenue Bonds (Series 2015A), 5.00% (University of Scranton), 11/1/2033	1,898,254
825,000	Wilkes-Barre, PA Finance Authority, Revenue Bonds (Series 2015A), 5.00% (University of Scranton), 11/1/2034	925,733
2,895,000	York County, PA, UT GO Bonds (Series 2013), 5.00%, 6/1/2037	3,254,501
	TOTAL	194,818,750
	TOTAL MUNICIPAL BONDS (IDENTIFIED COST $187,290,646)	194,818,750
	TOTAL INVESTMENTS—98.2% (IDENTIFIED COST $187,290,646)[2]	194,818,750
	OTHER ASSETS AND LIABILITIES - NET—1.8%[3]	3,625,255
	TOTAL NET ASSETS—100%	$198,444,005
Securities that are subject to the federal alternative minimum tax (AMT) represent 6.1% of the Fund's portfolio as calculated based upon total market value.
At November 30, 2015, the Fund had the following open futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Unrealized Appreciation
[4]United States Treasury Notes, 5 Year Long Futures	100	$11,867,969	March 2016	$8,783
The average notional value of long futures contracts held by the Fund throughout the period was $13,758,789. This is based on amounts held as of each month-end throughout the three-month fiscal period.
Net Unrealized Appreciation on Future Contracts is included in “Other Assets and Liabilities—Net.”
1	Floating rate notes with current rate and maturity or tender date shown.
2	At November 30, 2015, the cost of investments for federal tax purposes was $187,280,202. The net unrealized appreciation of investments for federal tax purposes excluding any unrealized appreciation/depreciation resulting from futures contracts was $7,538,548. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $7,972,378 and net unrealized depreciation from investments for those securities having an excess of cost over value of $433,830.
3	Assets, other than investments in securities, less liabilities.
4	Non-income-producing security.
Note: The categories of investments are shown as a percentage of total net assets at November 30, 2015.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium), unless the issuer's creditworthiness is impaired or other factors indicate that amortized cost is not an accurate estimate of the investment's fair value, in which case it would be valued in the same manner as a longer-term security.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
4

■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, or if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.
Fair Valuation Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a valuation committee (“Valuation Committee”) comprised of officers of the Fund, Federated Investment Management Company (“Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used, as of November 30, 2015 in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
Municipal Bonds	$—	$194,818,750	$—	$194,818,750
Other Financial Instruments:*
Assets	$8,783	$—	$—	$8,783
Liabilities	—	—	—	—
TOTAL OTHER FINANCIAL INSTRUMENTS	$8,783	$—	$—	$8,783
*	Other financial instruments include futures contracts.
5

The following acronyms are used throughout this portfolio:
AGM	—Assured Guaranty Municipal Corp.
AMBAC	—American Municipal Bond Assurance Corporation
CHE	—Catholic Health East
COL	—Collateralized
EDFA	—Economic Development Finance Authority
GO	—General Obligation
GTD	—Guaranteed
HDA	—Hospital Development Authority
HEFA	—Health and Education Facilities Authority
IDA	—Industrial Development Authority
INS	—Insured
LT	—Limited Tax
PRF	—Pre-refunded
SIFMA	—Securities Industry and Financial Markets Association
UT	—Unlimited Tax
6

Item 2. Controls and Procedures

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Federated Municipal Securities Income Trust

By /S/ Lori A. Hensler

Lori A. Hensler

Principal Financial Officer

Date January 25, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /S/ J. Christopher Donahue

J. Christopher Donahue

Principal Executive Officer

Date January 25, 2016

By /S/ Lori A. Hensler

Lori A. Hensler

Principal Financial Officer

Date January 25, 2016